THE SARATOGA ADVANTAGE TRUST
                               SEMI-ANNUAL REPORT
                            AS OF FEBRUARY 28, 2003


                                 CLASS I SHARES

                                TABLE OF CONTENTS

Chairman's Letter ..............................................        Page 1

Investment Review ..............................................        Page 3

Schedules of Investments .......................................        Page 10

Statements of Assets and Liabilities ...........................        Page 29

Statements of Operations .......................................        Page 30

Statements of Changes in Net Assets ............................        Page 31

Notes to Financial Statements ..................................        Page 33

Financial Highlights ...........................................        Page 39

Privacy Notice .................................................        Page 43


         THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS
            AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

                             TRUSTEES AND OFFICERS

Bruce E. Ventimiglia                         Trustee, Chairman, President & CEO

Patrick H. McCollough                        Trustee

Udo W. Koopmann                              Trustee

Floyd E. Seal                                Trustee

Richard E. Stierwalt                         Trustee

Stephen H. Hamrick                           Trustee

Leigh A. Wilson                              Trustee

William B. Blundin                           Trustee

Stephen Ventimiglia                          Vice President & Secretary

William P. Marra                             Treasurer & Chief Financial Officer

Michael Wagner                               Assistant Secretary

Andrew Rogers                                Assistant Treasurer



INVESTMENT MANAGER                               DISTRIBUTOR

Orbitex-Saratoga Capital Management, LLC         Orbitex Funds Distributor, Inc.
1101 Stewart Avenue, Suite 207                   Metro Center
Garden City, NY 11530-4808                       One Station Place
                                                 Stamford, CT 06902

TRANSFER AND SHAREHOLDER SERVICING AGENT         CUSTODIAN

Orbitex Data Services, Inc.                      Bank of New York
4020 South 147st Street, Suite 2                 100 Church Street, 10th Floor
Omaha, NE 68137                                  New York, NY 10286

                          THE SARATOGA ADVANTAGE TRUST

                       Semi-Annual Report to Shareholders




April 17, 2003


Dear Shareholder:

We are pleased to provide you with this semi-annual report on the investment strategies and performance of the portfolios in the Saratoga Advantage Trust (the "Trust"). This report covers the six months from September 1, 2002 through February 28, 2003.

                            AUTOMATED ACCOUNT UPDATES

I am pleased to inform you that you can now get AUTOMATED UPDATES on your investments in the Saratoga Advantage Trust 24 HOURS A DAY, EVERYDAY, by calling toll-free 1-888-672-4839. For additional information about the Trust, please call your financial advisor, visit our website at www.saratogacap.com or call 1-800-807-FUND.

                     THE UNITED STATES' ECONOMY AND MARKETS

While thus far the economic recovery in the United States has been mild, so was the recession. It appears that the U.S. economy is on a path of expansion that could strengthen as the war in Iraq concludes. The Gross Domestic Product ("GDP") grew at an annualized rate of 1.4% during the fourth quarter of 2002, and it advanced at a moderate rate of 2.4% for all of 2002. Retail Sales grew by approximately 3.3% during 2002, while Housing Starts during 2002 were approximately 1.7 million units which is its fastest growth rate over the last 16 years. In addition, for the last eight months ended February 2003, Industrial Production has grown every month versus its comparable prior year monthly period. Lastly, the Federal Reserve has not reduced the Federal Funds rate since November of 2002, stating at its March 18, 2003 meeting that, "the accommodative stance of monetary policy, coupled with ongoing growth in productivity, will provide support to economic activity sufficient to engender an improving economic climate over time."

Despite the economic recovery, lower interest rates and improving corporate profits, in 2002 U.S. stock markets recorded a third consecutive down year for the first time since the 1939-1941 period. On the other hand, bonds generally posted positive returns in 2002, their third consecutive year of positive returns. Indeed, for the period ending February 28, 2003 bonds produced their best three-year performance in the past sixty years. While past performance is not a guarantee of future results, this contrast between stock and bond returns reinforces the need for investors to utilize sound asset allocation strategies.

            ASSET ALLOCATION - THE INVESTMENT "COMPASS" THAT PROVIDES INVESTORS WITH AN OPPORTUNITY TO REMOVE INVESTMENT EXTREMES

Asset allocation is an investor's investment balance between stocks, bonds, money market funds and other assets. A key goal of asset allocation is to establish a "comfortable" blend of investments that helps keep investors invested long-term to try to achieve their investment goals, such as: college education funding or supporting a dignified retirement. To help investors establish a comfortable blend of investments, many asset allocation programs will assist them in evaluating their risk tolerances, income needs and investment time horizons.

A well-designed asset allocation strategy often times results in investors investing in a blend of asset classes (for example, a combination of stock, bond and money market mutual funds). By investing in a blend of various asset classes instead of investing at the extremes in only one asset class (such as only investing in money market funds - a relatively conservative investment approach, or only investing in stock funds - a relatively aggressive investment posture), investors should expect to get blended rates of return and risk over the long haul. Conversely, investors investing at the extremes should expect to get extreme rates of return and risk over the long run (that is, low rates of return accompanied by low risk, or high rates of return along with high risk).

Using asset allocation as an investment "compass" can help investors find a comfortable blend of investments that matches their risk tolerances. A WELL-ESTABLISHED ASSET ALLOCATION STRATEGY CAN HELP INVESTORS TO STAY DISCIPLINED AND PATIENT THROUGH FULL MARKET CYCLES (I.E., THROUGH BOTH MARKET DECLINES AND ADVANCES). To achieve long-term investment goals, it is important that investors establish the proper asset allocation strategies for themselves so that they stay invested over the long haul - they don't quit on their investment plans.

The Saratoga Advantage Trust has been designed to help investors effectively implement their asset allocation strategies. To try to achieve good long-term investment results, don't let short-term stock and bond market fluctuations change your investment strategy. Your financial advisor can help you establish a sensible asset allocation strategy to help you pursue your long-term investment goals.

Following you will find specific information on the investment strategy and performance of each of the Trust's portfolios. Please speak with your financial advisor if you have any questions about your investment in the Trust or your allocation of assets among the Trust's portfolios.

FINALLY, WE GIVE PRAISE TO THE MEN AND WOMEN OF OUR MILITARY AND THE OTHER MEMBERS OF THE COALITION FORCES FOR THEIR BRAVERY, AND EAGERLY AWAIT THEIR VICTORY AND SAFE RETURN HOME. We remain dedicated to serving your investment needs. Thank you for investing with us.

Best wishes,

/s/ Bruce E. Ventimiglia
------------------------------
Bruce E. Ventimiglia
Chairman, President and Chief
Executive Officer

                      LARGE CAPITALIZATION VALUE PORTFOLIO
                           Advised by: OpCap Advisors
                               New York, New York

OBJECTIVE: THE LARGE CAPITALIZATION VALUE PORTFOLIO SEEKS TOTAL RETURN CONSISTING OF CAPITAL APPRECIATION AND DIVIDEND INCOME.

Total Aggregate                            Capitalization            Morningstar
Return for the Period                      Value Portfolio           Large Value
Ended February 28, 2003                    (Class I)                 Average1

Inception: 9/1/94 - 2/28/03*                 6.56%                      7.40%

Five Year: 3/1/98 - 2/28/03*                -4.76%                     -2.40%

One Year: 3/1/02 - 2/28/03                  -26.27%                   -21.65%

Six Month: 9/1/02 - 2/28/03                 -7.76%                     -8.98%

*Annualized performance for periods greater than one year

The stock market continued to decline in the six months ended February 28, 2003, as war worries eclipsed favorable economic news.

EchoStar Communications (satellite TV) was the top contributor to the Portfolio's performance, rising sharply on the continued growth of its subscriber base. Other contributors included EMC (electronic data storage), Citigroup (banking), Verizon (telecommunications services) and Electronic Data Systems (technology services). Freddie Mac (mortgage securitization) was the biggest detractor, falling in price even though the company posted a 22% earnings increase in 2002. We believe the company will post another solid earnings increase in 2003, supporting a higher share price. Other detractors included McDonald's (fast food), UnumProvident (insurance) and Sears Roebuck (retailing).

We buy stocks priced below our estimate of intrinsic value. Our largest new position was Bank of New York, which is focused on high-growth, fee-based businesses including custodial, trustee, and transfer agent and registrar services for corporations and institutional investors. We also bought cruise-ship operator Carnival Corp., which has a strong competitive position in a consolidating industry. Other new positions included Nabors Industries (oil, gas and geothermal land drilling), Countrywide Financial (mortgage origination and servicing) and American International Group. The latter is a high-quality property casualty insurance company that we purchased in February after the price fell in the wake of a write-off for additional loss reserves.

We believe the war situation must achieve some measure of resolution before a stock market rally is likely to take hold. At the same time, we believe the underlying conditions for such a rally - including continued economic expansion, stabilizing employment and, most importantly, improving corporate earnings - are already in place. The Portfolio, with its diverse holdings of undervalued stocks, should benefit significantly when the market rallies.

     1. The Morningstar Large Value Average, as of February 28, 2003, consisted of 860 mutual funds comprised of large market capitalization value stocks. Investors may not invest in the Average directly.

         Past performance is not predictive of future performance.

                      LARGE CAPITALIZATION GROWTH PORTFOLIO
               Advised by: Harris Bretall Sullivan & Smith, L.L.C.
                            San Francisco, California

OBJECTIVE: THE LARGE CAPITALIZATION GROWTH PORTFOLIO SEEKS CAPITAL APPRECIATION.

Total Aggregate                           Capitalization            Morningstar
Return for the Period                     Growth Portfolio          Large Growth
Ended February 28, 2003                   (Class I)                 Average1

Inception: 9/1/94 - 2/28/03*                 3.54%                     6.35%

Five Year: 3/1/98 - 2/28/03*                -8.65%                    -4.49%

One Year: 3/1/02 - 2/28/03                 -29.57%                   -24.80%

Six Month: 9/1/02 - 2/28/03                 -8.35%                    -7.05%

*Annualized performance for periods greater than one year

The last twelve months have been challenging for investors. Despite a recovering economy, lower interest rates and rising corporate profits, the equity markets posted a third consecutive down year for the first time since the 1939-1941 period.

Improving economic fundamentals usually mean a rising stock market, but not in 2002. The tendency of investors to avoid taking risks during times of heightened uncertainty caused an unprecedented divergence of the economy and the stock market. The desire to avoid risk translated into record yield spreads between U.S. Treasury Securities and corporate debt in the bond market, and dramatic increases in equity risk premiums in the stock market. It was also manifest in countless businesses across the country where management held back capital expenditures in favor of building cash reserves.

Harris Bretall believes that common stock prices ultimately reflect the health of the underlying economy. Fortunately, over long term periods of time it has been the natural state of a market-based economy, such as the United States, to grow. Among other things, productivity enhancing new technologies, population increases, and inflation typically spur growth on. In contrast, recessions occur when certain fundamental relationships like supply and demand get out of balance. We believe that our economy has gone through its adjustment phase and it is now time to return to growth.

We expect that for calendar 2003, U.S. Gross Domestic Product will average growth of approximately 3%. Add to this fundamental picture an end to the geopolitical tensions caused by war, as well as future stimulus from Washington, D.C., and the outlook for the stock market and the economy appears promising.

The stock market is likely to show positive numbers in 2003 for the first time in three years. We have positioned the Saratoga Advantage Trust Large Capitalization Growth Portfolio in line with this positive outlook.

   1. The Morningstar Large Growth Average, as of February 28, 2003, consisted of 1,190 mutual funds comprised of large market capitalization growth stocks. Investors may not invest in the Average directly.

       Past performance is not predictive of future performance.

                      SMALL CAPITALIZATION PORTFOLIO
                               Advised by: Fox Asset Management LLC
                                            Little Silver, New Jersey

OBJECTIVE: THE SMALL CAPITALIZATION PORTFOLIO SEEKS MAXIMUM CAPITAL
APPRECIATION.
                                           Small
Total Aggregate                            Capitalization           Morningstar
Return for the Period                      Portfolio                Small Blend
Ended February 28, 2003                    (Class I)                Average1

Inception: 9/1/94 - 2/28/03*               7.51%                    8.82%

Five Year: 3/1/98 - 2/28/03*               -0.44%                   0.42%

One Year: 3/1/02 - 2/28/03                 -12.97%                  -20.17%

Six Month: 9/1/02 - 2/28/03                -5.76%                   -8.54%
*Annualized performance for periods greater than one year

The six-month period ended February 28, 2003 began with a September swoon that many small-cap stocks were not able to overcome. During this six-month period we were able to preserve some of your Portfolio's capital by slipping somewhat less than the Morningstar Small Blend Average.

We continue to maintain good balance within your Portfolio, keeping an appropriate and cautious blend of stocks that should play either better offense or better defense, depending on how the environment develops. In this regard, some of our better performers over the past half year include: International Rectifier (semiconductors, +43%), Inamed (medical devices, +42%) and Questar (integrated energy, +24%). This reflects our belief that there continues to exist a number of uncertainties in this post-9/11 world. Our strategy of managing the Portfolio based upon changes in fundamentals and valuations has served us well over the years, and we will be mindful of the current difficult earnings environment as we continue to manage the Portfolio. That stated, we still believe that smaller companies can lead the market out of its current malaise, reflecting their more focused operations, fewer management layers and better balance sheets.

 1. The Morningstar Small Blend Average, as of February 28, 2003, consisted of 346 mutual funds comprised of small market capitalization stocks. Investors may not invest in the Average directly.

     Past performance is not predictive of future performance.

                         INTERNATIONAL EQUITY PORTFOLIO
                  Advised by: Pictet Investment Management Ltd.
                                 London, England

OBJECTIVE: THE INTERNATIONAL EQUITY PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

Total Aggregate                            International         Morgan Stanley
Return for the Period                     Equity Portfolio         EAFE Index
Ended February 28, 2003                     (Class I)            (U.S. Dollars)1

Inception: 9/1/94 - 2/28/03*                -3.71%                   -0.85%

Five Year: 3/1/98 - 2/28/03*                -9.50%                   -6.19%

One Year: 3/1/02 - 2/28/03                 -23.65%                  -17.46%
Six Month: 9/1/02 - 2/28/03                -12.43%                  -11.04%

*Annualized performance for periods greater than one year

Global stock markets faced a confused outlook going into 2003. Despite significant monetary easing in 2002, stock markets producing their third year of consecutive negative returns, and one of the worst for stock markets since 1974. Big name bankruptcies, widespread accounting scandals and the military intervention in Iraq have blurred economic and financial forecasts, leading to a weak start for stock markets in 2003. However there have been some significant divergences between geographic and sector performances, particularly within Europe where individual news stories have dominated whole sector performances. For example, the announced accounting problems surrounding the Dutch food retailer Ahold, had implications for all European companies perceived to have either corporate governance issues or high debt levels. It also severely impacted Dutch financial companies perceived to have exposure to Ahold. This resulted in the Dutch market being down 15.3% between January and February in U.S. dollars, compared to the Italian market which was up 2.3%. Similarly concerns in the U.K. over pension under-funding led the market down 9.3% with significant divergences between stocks despite the fact that in mainland Europe we believe the problem is considerably more severe, just not accounted for! The Japanese market has been dominated as usual by focus on the March year-end. Performance for the Japanese market compared to other developed markets has been good with the market down only 2.3%. Asia-Pacific markets were also weak with the exception of China, where increasing consumption of up market goods and services is fuelling investor demand for exposure to the region. Despite perceived difficulties in stock markets, currently these difficulties are increasingly being reflected in attractive valuations that are providing interesting opportunities that we are actively trying to exploit in the Portfolio.

 1. The Europe, Australia, Far East Index (EAFE) is a widely recognized index prepared by Morgan Stanley Capital International. This unmanaged index consists of non-U.S. companies which are listed on one of twenty foreign markets and assumes the reinvestment of dividends. This Index does not include fees and expenses and investors may not invest in the Index directly. The Gross Domestic Product (GDP) version of the index is used above.

         Past performance is not predictive of future performance.

                        INVESTMENT QUALITY BOND PORTFOLIO
                      Advised by: Fox Asset Management LLC
                            Little Silver, New Jersey

OBJECTIVE: THE INVESTMENT QUALITY BOND PORTFOLIO SEEKS CURRENT INCOME AND REASONABLE STABILITY OF PRINCIPAL.


                                                                  Lipper Short-
                                           Investment             Intermediate
Total Aggregate                            Quality Bond           Investment
Return for the Period                      Portfolio              Grade Debt
Ended February 28, 2003                    (Class I)              Funds Index1

Inception: 9/1/94 - 2/28/03*               6.34%                  6.64%

Five Year: 3/1/98 - 2/28/03*               6.52%                  6.39%

One Year: 3/1/02 - 2/28/03                 8.67%                  7.20%

Six Month: 9/1/02 - 2/28/03                3.46%                  4.13%

*Annualized performance for periods greater than one year

The Saratoga Advantage Trust Investment Quality Bond Portfolio seeks to provide income by investing primarily in investment grade bonds with maturities between two and ten years. Due to the yield advantage of corporate bonds over U.S. Treasuries, corporate securities currently comprise approximately 58% of the Portfolio at this time. Due to the low absolute yield levels and our concerns that inflation could accelerate in 2003, Treasury Inflation Protected Securities represent approximately 19% of the Portfolio.

Investors had plenty to fret about during the six month period ended February 28, 2003 as political tensions continued to escalate throughout the world. On the home front, our own feeble economic recovery hit what Alan Greenspan called a "soft patch." As a result, fixed-income securities continued their winning ways in the fourth quarter of 2002.

Fixed-income investments for the three years ended February 28, 2003 have just turned in their best three-year performance in the past sixty years; we will focus on protecting principal in the quarters ahead. A better economic environment should, however, enable corporate bond spreads to contract further, and your Portfolio should benefit from our overweight position in the sector.

Other Portfolio statistics as of February 28, 2003 are as follows: Average weighted yield-to-maturity was 3.70%, average weighted coupon was 5.70% and the average Moody's Rating was A1 with 34 fixed income issues held.

 1. The Lipper Short -Intermediate Investment Grade Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 1 to 5 years. Investors may not invest directly in the Index.

     Past performance is not predictive of future performance.

                            MUNICIPAL BOND PORTFOLIO
                           Advised by: OpCap Advisors
                               New York, New York

OBJECTIVE: THE MUNICIPAL BOND PORTFOLIO SEEKS A HIGH LEVEL OF INTEREST INCOME THAT IS EXCLUDED FROM FEDERAL INCOME TAXATION TO THE EXTENT CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT AND THE PRESERVATION OF CAPITAL.


Total Aggregate                           Municipal Bond          Lipper General
Return for the Period                     Portfolio               Municipal Debt
Ended February 28, 2003                   (Class I)               Funds Index1

Inception: 9/1/94 - 2/28/03*                5.33%                   6.11%

Five Year: 3/1/98 - 2/28/03*                4.64%                   4.94%

One Year: 3/1/02 - 2/28/03                  5.64%                   6.63%
Six Month: 9/1/02 - 2/28/03                 2.66%                   2.74%

*Annualized performance for periods greater than one year

The threat of war with Iraq, a faltering economy and another Federal Reserve ease in November of last year have all contributed to the continuing strong bond market. U.S. Treasury yields have fallen to record or near record lows as investors moved out of the volatile stock market and reinvested in the perceived safety of the Treasury market. The ten year Treasury yield is now under 4% which has concomitantly sent mortgage rates to historically low levels. Inflation continues to be muted despite the recent rise in oil prices which is generally perceived as transitory. The municipal bond market has, for the most part, kept pace with Treasuries with ten year yields declining by nearly one percentage point during the past six months. We believe that longer-term municipal bond yields are still inexpensive relative to longer dated Treasuries with nominal yields of both municipals and Treasuries nearly the same before tax implications are even considered.

In the Portfolio, we continue to favor very high quality insured municipal bonds which accounts for the 82% weighting in AAA municipals. We also continue to invest in the steepest part of the yield curve which is currently the 10 to 18 year sector. The average maturity of the Portfolio is 15 years. The Portfolio has a 34% allocation in general obligation bonds, and though municipalities are experiencing major deficit problems, the Portfolio's general obligation bonds are of very high quality.

We recognize the probability of slightly higher interest rates once geopolitical tensions are eased. Yet, we believe the bond market will continue to attract an investor base which has reallocated away from the volatility of the stock market.


 1. The Lipper General Municipal Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. Investors may not invest directly in the Index.

     Past performance is not predictive of future performance.

                     U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                     Advised by: Sterling Capital Management
                            Charlotte, North Carolina

OBJECTIVE: THE U.S. GOVERNMENT MONEY MARKET PORTFOLIO SEEKS TO PROVIDE MAXIMUM CURRENT INCOME TO THE EXTENT CONSISTENT WITH THE MAINTENANCE OF LIQUIDITY AND THE PRESERVATION OF CAPITAL.


                                 U.S. Government 90 Day T-Bills
7-Day                            Money Market                  Average Discount
Compound Yield                   Portfolio (Class I)           Yield

2/28/03                          0.01%                         1.1%

Total Aggregate                  U.S. Government               Lipper U.S.
Return for the Period            Money Market                  Treasury Money
Ended February 28, 2003          Portfolio (Class I)           Market Index1

Inception: 9/1/94 - 2/28/03*     4.00%                         4.21%

Five Year: 3/1/98 - 2/28/03*     3.50%                         3.71%

One Year: 3/1/02 - 2/28/03       0.64%                         1.08%

Six Month: 9/1/02 - 2/28/03      0.11%                         0.45%

*Annualized performance for periods greater than one year

By taking advantage of changes in short-term interest rates and utilizing a variety of sectors within the short-term government market, Sterling Capital Management seeks to maximize the Portfolio's yield while maintaining a constant net asset value of $1.00 per share.

The Portfolio was invested primarily in U.S. Government Agency notes as of February 28, 2003, while the average dollar-weighted Portfolio maturity was 75 days compared with a maximum allowable maturity of 90 days. During the last six months, the average dollar-weighted maturity was 76 days.

During the last six months the Federal Reserve has remained sensitive to the sustainability of the economic recovery and in November of 2002 it lowered short term rates by a half of one percent to 1.25%. Going forward, Sterling believes that the geopolitical risk will dictate the timing and magnitude of the recovery and has positioned the average maturity of the Portfolio to reflect this.

An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

 1. The Lipper U.S. Treasury Money Market Funds Index consists of the 30 largest mutual funds that invest principally in U.S. Treasury obligations with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value.

            Past performance is not predictive of future performance.

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                      THIS PAGE INTENTIONALLY LEFT BLANK.

FEBRUARY 28, 2003
SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (UNAUDITED)

  SHARES                                                                 VALUE
 --------                                                               --------
                 COMMON STOCKS (95.94%):
                 AEROSPACE & DEFENSE (2.04%):
  24,200         Boeing Co.                                             666,952
   8,200         General Dynamics Corp.                                 485,932
                                                                    -----------
                                                                      1,152,884
                                                                    -----------
                 BANKS (8.49%):
  46,200         Bank of New York Co., Inc.                           1,052,436
  22,200         Bank One Corp.                                         799,866
  34,307         FleetBoston Financial Corp.                            842,580
  46,260         Wells Fargo & Co.                                    2,097,891
                                                                    -----------
                                                                      4,792,773
                                                                    -----------
                 COMMUNICATIONS EQUIPMENT (1.27%):
  51,100         Cisco Systems, Inc. *                                  714,378
                                                                    -----------
                 COMPUTERS & PERIPHERALS (2.39%):
 182,200         EMC Corp.-Mass. *                                    1,346,458
                                                                    -----------
                 DIVERSIFIED FINANCIALS (21.83%):
  13,900         Capital One Financial Corp.                            430,483
  45,000         CIT Group, Inc.                                        772,650
  76,866         Citigroup, Inc.                                      2,562,712
  11,200         Countrywide Financial Corp.                            597,968
  57,200         Freddie Mac                                          3,125,980
  37,100         Fannie Mae                                           2,378,110
  24,800         Household International, Inc.                          692,664
  41,800         J.P. Morgan Chase & Co.                                948,024
  22,000         Morgan Stanley                                         810,700
                                                                    -----------
                                                                     12,319,291
                                                                    -----------
                 DIVERSIFIED TELECOMMUNICATION SERVICES (2.61%):
   4,700         SBC Communications, Inc.                                97,760
  39,700         Verizon Communications, Inc.                         1,372,826
                                                                    -----------
                                                                      1,470,586
                                                                    -----------
                 ELECTRIC UTILITIES (3.75%):
  43,100         Exelon Corp.                                         2,118,365
                                                                    -----------

                 ELECTRONIC COMPONENTS (1.07%):
  69,600         Flextronics International Ltd. *                       604,128
                                                                    -----------

                 ENERGY EQUIPMENT & SERVICES (0.77%):
  11,000         Nabors Industries, Ltd. *                              436,150
                                                                    -----------

                 FOOD & DRUG RETAILING (3.70%):
  44,300         CVS Corp.                                            1,103,070
  74,400         Kroger Co. *                                           983,568
                                                                    -----------
                                                                      2,086,638
                                                                    -----------
See accompanying notes to financial statements.

FEBRUARY 28, 2003
SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (UNAUDITED) (CONTINUED)

  SHARES                                                                 VALUE
 --------                                                               --------
                 GAS UTILITIES (0.97%):
  32,200         NiSource, Inc.                                      $  545,468
                                                                    -----------
                 HEALTHCARE PROVIDERS & SERVICES (1.83%):
  56,700         Tenet Healthcare Corp. *                             1,030,239
                                                                    -----------
                 HOTELS, RESTAURANTS & LEISURE (3.81%):
  36,700         Carnival Corp.                                         842,999
  26,500         Marriott International, Inc., Class A                  800,830
  37,350         McDonalds Corp.                                        508,334
                                                                    -----------
                                                                      2,152,163
                                                                    -----------
                 HOUSEHOLD/PERSONAL PRODUCTS (2.61%):
  17,800         Gillette Co.                                           537,382
  18,300         FirstEnergy Corp.                                      539,850
   4,800         Procter & Gamble Co.                                   392,928
                                                                    -----------
                                                                      1,470,160
                                                                    -----------
                 INDUSTRIAL CONGLOMERATES (0.27%):
   6,425         General Electric Co.                                   154,521

                 INSURANCE (6.95%):
  10,600         American International Group, Inc.                     522,474
  41,730         IMS Health, Inc.                                       625,950
  57,000         John Hancock Financial Services, Inc.                1,601,700
  51,000         Unumprovident Corp.                                    663,000
   7,200         XL Capital Ltd., Class A                               510,768
                                                                    -----------
                                                                      3,923,892
                                                                    -----------
                 IT CONSULTING & SERVICES (1.17%):
  42,500         Electronic Data Systems Corp.                          661,725
                                                                    -----------
                 MACHINERY (1.50%):
   6,900         Caterpillar, Inc.                                      324,300
  13,200         Ingersoll-Rand Co., Class A                            520,740
                                                                    -----------
                                                                        845,040
                                                                    -----------
                 MANUFACTURING (0.60%):
   2,700         3M Corp.                                               338,499
                                                                    -----------
                 MEDIA (7.00%):
  40,000         AOL Time Warner, Inc. *                                452,800
  43,900         Echostar Communications Corp., Class A *             1,155,887
  26,000         Clear Channel Communications, Inc. *                   949,260
 123,800         General Motors Corp., Class H *                      1,261,522
   7,700         Walt Disney Co.                                        131,362
                                                                    -----------
                                                                      3,950,831
                                                                    -----------
                 METALS/METALS & MINING (3.46%):
  63,000         Alcan, Inc.                                          1,790,460
   7,900         Alcoa, Inc.                                            161,950
                                                                    -----------
                                                                      1,952,410
                                                                    -----------
See accompanying notes to financial statements.

FEBRUARY 28, 2003
SCHEDULES OF INVESTMENTS

LARGE CAPITALIZATION VALUE PORTFOLIO (UNAUDITED) (CONTINUED)

 SHARES /
 PRINCIPAL ($)                                                                                        VALUE
 --------                                                                                            --------
                    OIL & GAS (7.36%):
    39,500          Anadarko Petroleum Corp.                                                      $ 1,820,160
     6,400          ChevronTexaco Corp.                                                               410,688
    37,900          Conocophillips                                                                  1,921,530
                                                                                                  -----------
                                                                                                    4,152,378
                                                                                                  -----------
                    PHARMACEUTICALS (3.63%):
     6,725          Merck & Co., Inc.                                                                 354,744
    40,300          Pfizer Inc.                                                                     1,201,746
    14,000          Wyeth                                                                             493,500
                                                                                                  -----------
                                                                                                    2,049,990
                                                                                                  -----------
                    RETAIL (3.48%):
   102,900          Dollar General Corp.                                                            1,069,131
    31,200          Target Corp.                                                                      893,880
                                                                                                  -----------
                                                                                                    1,963,011
                                                                                                  -----------
                    ROAD & RAIL (1.05%):
    10,700          Union Pacific Corp.                                                               590,533
                                                                                                  -----------
                    SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.65%):
    20,200          Applied Materials, Inc.                                                           262,196
     5,950          Intel Corp.                                                                       102,638
                                                                                                  -----------
                                                                                                      364,834
                                                                                                  -----------
                    SOFTWARE (1.68%):
    39,950          Microsoft Corp.                                                                   946,815
                                                                                                  -----------

                    TOTAL COMMON STOCKS (Cost $61,393,764)                                         54,134,160
                                                                                                  -----------

                    PREFERRED STOCKS (1.16%):
                    LEISURE EQUIPMENT & PRODUCTS (1.16%):
    31,300          News Corp Ltd., ADR (Cost $727,557)                                               654,170
                                                                                                  -----------
                    SHORT-TERM INVESTMENTS (2.54%):
$1,438,000          STUDENT LOAN MARKETING ASSOCIATION (2.54%):
                    SLMA Discount Note, 3/3/2003 (Cost $1,437,896)                                  1,437,896
                                                                                                  -----------
                    TOTAL INVESTMENTS (Cost $63,559,217)                        99.64%            $56,226,226
                                                                                                  -----------
                    Other assets in excess of liabilities                        0.36%                201,566
                                                                                                  -----------
                    TOTAL NET ASSETS                                           100.00%            $56,427,792
                                                                               =======            ===========

Percentages indicated are based upon total net assets of $56,427,792.

 * Non-income producing securities.


See accompanying notes to financial statements.

FEBRUARY 28, 2003
SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (UNAUDITED)

  SHARES                                                              VALUE
 --------                                                            --------
                 COMMON STOCKS (98.54%):
                 BEVERAGES (2.05%):
  20,000         PepsiCo, Inc.                                      $   766,400
                                                                    -----------

                 BIOMEDICAL (2.56%):
  27,000         Genentech, Inc. *                                      954,720
                                                                    -----------

                 COMPUTER HARDWARE (5.02%):
  46,000         Dell Computer Corp. *                                1,240,160
  40,000         Hewlett Packard Co.                                    634,000
                                                                    -----------
                                                                      1,874,160
                                                                    -----------
                 COMPUTER SOFTWARE (7.68%):
  76,000         Microsoft Corp.                                      1,801,200
  32,000         Oracle Corp. *                                         382,720
  20,000         Peoplesoft, Inc. *                                     342,000
  20,000         Veritas Software Corp. *                               340,600
                                                                    -----------
                                                                      2,866,520
                                                                    -----------
                 COSMETICS/TOILETRIES (2.08%):
   9,500         Procter & Gamble Co.                                   777,670
                                                                    -----------
                 DATA PROCESSING SERVICES (2.87%):
  10,000         Automatic Data Processing, Inc.                        325,000
  21,500         First Data Corp.                                       744,975
                                                                    -----------
                                                                      1,069,975
                                                                    -----------
                 FINANCIAL SERVICES (4.46%):
  25,000         Citigroup, Inc.                                        833,500
  12,000         Goldman Sachs Group, Inc.                              833,400
                                                                    -----------
                                                                      1,666,900
                                                                    -----------
                 INSURANCE (3.94%):
  15,000         American International Group, Inc.                     739,350
  18,000         Marsh & McLennan Cos., Inc.                            732,600
                                                                    -----------
                                                                      1,471,950
                                                                    -----------
                 INTEGRATED CIRCUITS (2.13%):
  13,500         Linear Technology Corp.                                414,045
  11,000         Maxim Integrated Products, Inc.                        379,940
                                                                    -----------
                                                                        793,985
                                                                    -----------
                 MANUFACTURING (11.48%):
  83,000         General Electric Co.                                 1,996,150
  13,000         Illinois Tool Works, Inc.                              774,410
  12,500         ITT Industries, Inc.                                   702,875
   6,500         3M Corp.                                               814,905
                                                                    -----------
                                                                      4,288,340
                                                                    -----------
See accompanying notes to financial statements.

FEBRUARY 28, 2003
SCHEDULES OF INVESTMENTS

LARGE CAPITALIZATION GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)


  SHARES                                                               VALUE
 --------                                                            --------
                 MEDICAL PRODUCTS (12.20%):
  20,000         Abbott Laboratories                                 $  712,400
  17,000         Amgen, Inc. *                                          928,880
  24,000         Becton Dickinson & Co.                                 825,600
  27,000         Medtronic, Inc.                                      1,206,900
  13,500         Stryker Corp.                                          880,200
                                                                    -----------
                                                                      4,553,980
                                                                    -----------
                 MULTIMEDIA (2.19%):
  22,000         Viacom, Inc. Class B *                                 816,860
                                                                    -----------
                 NETWORKING PRODUCTS (2.73%):
  73,000         Cisco Systems, Inc. *                                1,020,540
                                                                    -----------
                 OIL/GAS (2.14%):
  23,500         Exxon Mobil Corp.                                      799,470
                                                                    -----------
                 PHARMACEUTICALS (9.82%):
  23,000         Johnson & Johnson                                    1,206,350
  15,000         Merck & Co., Inc.                                      791,250
  56,000         Pfizer, Inc.                                         1,669,920
                                                                    -----------
                                                                      3,667,520
                                                                    -----------
                 RESTAURANTS (2.51%):
  40,000         Starbucks Corp. *                                      938,000
                                                                    -----------
                 RETAIL (9.38%):
  14,000         Best Buy, Inc.                                         406,980
  28,000         Costco Wholesale Corp. *                               854,560
   7,000         Kohls Corp. *                                          342,300
  26,000         Target Corp.                                           744,900
  24,000         Wal Mart Stores, Inc.                                1,153,440
                                                                    -----------
                                                                      3,502,180
                                                                    -----------
                 SEMICONDUCTOR (9.47%):
  65,000         Applied Materials, Inc.                                843,700
  86,750         Intel Corp.                                          1,496,438
  16,000         Microchip Technology, Inc.                             407,200
  27,000         Novellus Systems, Inc. *                               787,050
                                                                    -----------
                                                                      3,534,388
                                                                    -----------
                 SHIPPING/TRANSPORTATION (2.16%):
  14,000         United Parcel Service, Inc., Class B Shares            805,560
                                                                    -----------

See accompanying notes to financial statements.

FEBRUARY 28, 2003
SCHEDULES OF INVESTMENTS

LARGE CAPITALIZATION GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)

  SHARES                                                                        VALUE
 --------                                                                      -------
                 TELECOMMUNICATIONS (1.67%):
  18,000         Verizon Communications, Inc.                                $   622,440
                                                                             -----------
                 TOTAL COMMON STOCKS (Cost $40,505,048)                       36,791,558
                                                                             -----------
                 TOTAL INVESTMENTS (Cost $40,505,048)          98.54%        $36,791,558
                                                                             -----------
                 Other assets in excess of liabilities          1.46%            544,395
                                                                             -----------
                 TOTAL NET ASSETS                             100.00%        $37,335,953
                                                             =======         ===========

Percentages indicated are based upon total net assets of $37,335,953.

-------------
* Non-income producing securities.


See accompanying notes to financial statements.

FEBRUARY 28, 2003
SCHEDULES OF INVESTMENTS

SMALL CAPITALIZATION PORTFOLIO (UNAUDITED)

  SHARES                                                                 VALUE
 --------                                                               -------
                 COMMON STOCKS (94.56%):
                 AUTOMOTIVE EQUIPMENT & MANUFACTURING (2.47%):
  12,000         Borg Warner, Inc.                                  $   626,640
                                                                    -----------
                 BIOTECHNOLOGY (1.88%):
  20,000         Cambrex Corp.                                          474,600
                                                                    -----------
                 CHEMICALS (2.01%):
  51,000         RPM, Inc.                                              510,000
                                                                    -----------

                 COLLECTIBLES (1.67%):
  29,400         Racing Champions Ertl Corp. *                          421,890
                                                                    -----------
                 CONSTRUCTION (5.56%):
  29,500         Granite Construction, Inc.                             488,815
  27,000         Insituform Technologies, Inc., Class A                 340,200
  20,500         Lafarge North America, Inc.                            579,740
                                                                    -----------
                                                                      1,408,755
                                                                    -----------
                 CONTAINERS & PACKAGING (3.29%):
  27,500         AptarGroup, Inc.                                       833,250
                                                                    -----------
                 ELECTRICAL PRODUCTS (4.42%):
  16,800         Baldor Electric Co.                                    369,600
  41,000         Belden, Inc.                                           528,900
  40,000         Cable Design Technologies Corp. *                      219,600
                                                                    -----------
                                                                      1,118,100
                                                                    -----------
                 ELECTRONIC COMPONENTS (5.90%):
  39,500         Bel Fuse, Inc., Class B                                759,585
  21,000         Excel Technology, Inc. *                               427,770
  20,000         Technitrol, Inc.                                       305,400
                                                                    -----------
                                                                      1,492,755
                                                                    -----------
                 ENERGY & UTILITIES (5.06%):
  22,000         NUI Corp.                                              333,520
  34,000         Questar Corp.                                          947,920
                                                                    -----------
                                                                      1,281,440
                                                                    -----------
                 HOUSEHOLD PRODUCTS (5.36%):
  27,500         Church & Dwight Co., Inc.                              819,500
  21,500         Libbey, Inc.                                           538,575
                                                                    -----------
                                                                      1,358,075
                                                                    -----------
                 INSURANCE - LIFE & HEALTH (3.32%):
  31,000         Protective Life Corp.                                  840,720
                                                                    -----------

                 MANUFACTURING (10.47%):
  22,500         Clarcor, Inc.                                          752,400
  53,500         JAKKS Pacific, Inc. *                                  585,825
  19,200         Smith (A.O.) Corp.                                     494,976

See accompanying notes to financial statements.

FEBRUARY 28, 2003
SCHEDULES OF INVESTMENTS

SMALL CAPITALIZATION PORTFOLIO (UNAUDITED) (CONTINUED)

  SHARES                                                                 VALUE
 --------                                                               -------
                 MANUFACTURING (10.47%) (CONTINUED):
  22,000         Teleflex, Inc.                                     $   818,400
                                                                    -----------
                                                                      2,651,601
                                                                    -----------
                 MEDICAL PRODUCTS (8.27%):
  14,700         Dentsply International, Inc.                           512,736
  23,200         Inamed Corp. *                                         755,856
  17,800         PolyMedica Corp.                                       519,582
  16,000         West Pharmaceutical Services, Inc .                    306,720
                                                                    -----------
                                                                      2,094,894
                                                                    -----------
                 OIL & GAS (9.45%):
  25,500         Newfield Exploration Co. *                             869,550
  23,000         Piedmont Natural Gas. Co., Inc.                        791,430
  29,000         XTO Energy, Inc.                                       731,090
                                                                    -----------
                                                                      2,392,070
                                                                    -----------
                 PHARMACY SERVICES (1.07%):
  51,400         MIM Corp. *                                            270,878
                                                                    -----------
                 REAL ESTATE INVESTMENT TRUSTS (1.48%):
  13,000         Mack-Cali Realty Corp.                                 375,700

                 RESTAURANTS (5.48%):
  21,000         Applebee's International, Inc.                         538,440
  19,700         CBRL Group, Inc.                                       525,990
  10,000         Outback Steakhouse, Inc. *                             322,000
                                                                    -----------
                                                                      1,386,430
                                                                    -----------
                 RETAIL (7.59%):
  28,900         BJ'S Wholesale Club, Inc. *                            404,022
  15,300         Claires Stores, Inc.                                   349,146
  42,700         Footstar, Inc. *                                       370,636
  36,000         ShopKo Stores, Inc. *                                  394,200
  29,000         Supervalu, Inc.                                        403,680
                                                                    -----------
                                                                      1,921,684
                                                                    -----------
                 SCIENTIFIC & TECHNICAL INSTRUMENTS (1.33%):
  22,000         Veeco Instruments, Inc. *                              335,940
                                                                    -----------
                 SEMICONDUCTOR (4.41%):
  30,000         Actel Corp. *                                          492,000
  28,000         International Rectifier Corp. *                        625,800
                                                                    -----------
                                                                      1,117,800
                                                                    -----------
See accompanying notes to financial statements.

FEBRUARY 28, 2003
SCHEDULES OF INVESTMENTS

SMALL CAPITALIZATION PORTFOLIO (UNAUDITED) (CONTINUED)

  SHARES                                                                                   VALUE
 --------                                                                                 -------
                 TRUCKING (4.07%):
  33,000         Arkansas Best Corp.                                                    $  782,100
   8,000         Roadway Corp.                                                             247,200
                                                                                       -----------
                                                                                         1,029,300
                                                                                       -----------
                 TOTAL COMMON STOCKS (Cost $26,974,733)                                 23,942,522
                                                                                       -----------
                 TOTAL INVESTMENTS (Cost $26,974,733)                      94.56%      $23,942,522
                                                                                       -----------
                 Other assets in excess of liabilities                      5.44%        1,376,793
                                                                                       -----------
                 TOTAL NET ASSETS                                         100.00%      $25,319,315
                                                                          =======      ===========
Percentages indicated are based upon total net assets of $25,319,315.

* Non-income producing securities.

See accompanying notes to financial statements.

FEBRUARY 28, 2003
SCHEDULES OF INVESTMENTS

INTERNATIONAL EQUITY PORTFOLIO (UNAUDITED)

  SHARES                                                                 VALUE
 --------                                                               -------
                 COMMON STOCKS (61.83%):
                 CHINA (1.03%):
                 OIL & GAS (1.03)%:
   8,000         PetroChina Co. Ltd., ADR                           $   167,920
                                                                    -----------
                 FINLAND (1.04%):
                 TELECOMMUNICATIONS (1.04%):
  12,840         Nokia Corp., ADR                                       169,873
                                                                    -----------
                 FRANCE (5.95%):
                 AUTOMOBILES & LIGHT TRUCKS (1.86%):
   6,900         Peugot Citroen SA, ADR                                 304,912
                                                                    -----------
                 MEDICAL SUPPLIES (1.77%):
  11,256         L'Air Liquide SA, ADR                                  288,980
                                                                    -----------
                 OIL & GAS (2.32%):
   5,775         TotalFinaElf SA, ADR                                   379,706
                                                                    -----------

                 TOTAL FRANCE                                           973,598
                                                                    -----------
                 GERMANY (4.96%):
                 BANKING (1.57%):
   6,310         Deutsche Bank AG, ADR                                  256,817
                                                                    -----------
                 DIVERSIFIED MANUFACTURING OPERATIONS (1.75%):
   7,205         Siemens AG, ADR                                        286,255
                                                                    -----------
                 ELECTRIC - INTEGRATED (1.64%):
   6,300         E.ON AG, ADR                                           269,325

                 TOTAL GERMANY                                          812,397
                                                                    -----------
                 NETHERLANDS (3.68%):
                 INSURANCE (2.45%):
  18,600         Aegon NV, ADR                                          196,230
  15,200         ING Groep NV, ADR                                      204,136
                                                                    -----------
                                                                        400,366
                                                                    -----------
                 MULTI-MEDIA (1.23%):
   9,150         VNU NV, ADR                                            201,282
                 TOTAL NETHERLANDS                                      601,648
                                                                    -----------
                 JAPAN (12.65%):
                 AUDIO/VIDEO PRODUCTS (0.98%):
   4,210         Sony Corp., ADR                                        159,854
                                                                    -----------

                 AUTOMOBILES & TRUCKS (2.24%):
  10,000         Nissan Motor Corp., ADR                                151,300
   4,531         Toyota Motor Corp., ADR                                215,132
                                                                    -----------
                                                                        366,432
                                                                    -----------

See accompanying notes to financial statements.

FEBRUARY 28, 2003
SCHEDULES OF INVESTMENTS

INTERNATIONAL EQUITY PORTFOLIO (UNAUDITED)(CONTINUED)

  SHARES                                                                 VALUE
 --------                                                               -------
                 JAPAN (12.65%) (CONTINUED):
                 BANKING & FINANCE (0.92%):
  33,867         Mitsubishi Tokyo Financial Group, Inc., ADR         $  150,031
                                                                    -----------
                 COSMETICS/TOILETRIES (2.06%):
   1,597         Kao Corp., ADR                                         337,028
                                                                    -----------
                 FINANCE (1.18%):
   6,987         Orix Corp., ADR                                        193,540
                                                                    -----------
                 IDENTIFICATION SYS/DEV (1.00%):
   2,877         Secom Co., Ltd., ADR                                   163,531
                                                                    -----------
                 OFFICE EQUIPMENT (2.14%):
   9,749         Canon, Inc., ADR                                       350,477
                                                                    -----------
                 RETAIL (0.84%):
   5,924         Seven-Eleven Japan Ltd., ADR                           138,548
                                                                    -----------
                 TELECOMMUNICATIONS (1.29%):
  11,676         Nippon Telegraphic and Telephone Corp., ADR            211,219
                                                                    -----------
                 TOTAL JAPAN                                          2,070,660
                                                                    -----------
                 SPAIN (5.72%):
                 BANKING (1.92%):
  49,587         Banco Santander Central Hispano Americano, ADR         314,382
                                                                    -----------
                 ELECTRIC - INTEGRATED (1.14%):
  15,500         Endesa, ADR                                            186,775
                                                                    -----------
                 TELECOMMUNICATIONS (2.66%):
  15,083         Telefonica, ADR*                                       435,433
                                                                    -----------
                 TOTAL SPAIN                                            936,590
                                                                    -----------
                 SWITZERLAND (7.10%):
                 FOOD PRODUCTS (3.18%):
  10,338         Nestle, ADR                                            520,316
                                                                    -----------
                 HUMAN SERVICES (0.92%):
  19,950         Adecco, ADR                                            150,623
                                                                    -----------
                 PHARMACEUTICALS (3.00%):
  13,430         Novartis AG, ADR                                       491,269
                                                                    -----------
                 TOTAL SWITZERLAND                                    1,162,208
                                                                    -----------
                 TAIWAN (2.21%):
                 ELECTRONICS (1.49%):
  25,000         AU Optronics Corp., ADR*                               162,500
  25,300         United Microelectronics, ADR                            81,719
                                                                    -----------
                                                                        244,219
                                                                    -----------
See accompanying notes to financial statements.

FEBRUARY 28, 2003
SCHEDULES OF INVESTMENTS

INTERNATIONAL EQUITY PORTFOLIO (UNAUDITED)(CONTINUED)

  SHARES                                                                                    VALUE
 --------                                                                                  -------
                 TAIWAN (2.21%):
                 SEMICONDUCTORS (0.72%):
  16,621         Taiwan Semiconductor Manufacturing Co. Ltd., ADR                        $   117,840
                                                                                         -----------
                 TOTAL TAIWAN                                                                362,059
                                                                                         -----------
                 UNITED KINGDOM (17.49%):
                 BANKING (2.70%):
  19,200         Barclays PLC, ADR                                                           441,792
                                                                                         -----------
                 BEVERAGES (1.41%):
   5,860         Diageo PLC, ADR                                                             230,532
                                                                                         -----------
                 FINANCIAL SERVICES (3.00%):
   9,130         HSBC Holdings PLC, ADR                                                      489,916
                                                                                         -----------
                 OIL & GAS (4.58%):
   9,005         BP PLC, ADR                                                                 343,181
  11,722         Shell Transport & Trading Co. PLC, ADR                                      407,105
                                                                                         -----------
                                                                                             750,286
                                                                                         -----------
                 PHARMACEUTICALS (2.94%):
  13,738         Glaxosmithkline PLC, ADR                                                    481,517
                                                                                         -----------

                 TELECOMMUNICATIONS (2.86%):
  25,840         Vodafone Group PLC, ADR                                                     467,704
                                                                                         -----------
                 TOTAL UNITED KINGDOM                                                      2,861,747
                                                                                         -----------

                 TOTAL COMMON STOCKS (Cost $15,086,162)                                   10,118,700
                                                                                         -----------

                 TOTAL INVESTMENTS (Cost $15,086,162)                    61.83%          $10,118,700
                                                                                         -----------
                 Other assets in excess of liabilities                   38.17%            6,246,013

                 TOTAL NET ASSETS                                       100.00%          $16,364,713
                                                                        =======          ===========

Percentages indicated are based upon total net assets of $16,364,713.

* Non-income producing securities. ADR - American Depositary Receipt

See accompanying notes to financial statements.

FEBRUARY 28, 2003
SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (UNAUDITED)

 PRINCIPAL                                                                                     VALUE
----------                                                                                    -------
                  U.S. GOVERNMENT AND AGENCIES (37.99%):
                  FEDERAL HOME LOAN BANK (2.38%):
$  800,000        5.15%, 10/15/08                                                         $   839,399
                                                                                          -----------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION (1.62%):
   500,000        6.00%, 5/15/08                                                              571,586
                                                                                          -----------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION (1.26%):
   400,000        5.125%, 10/15/08                                                            442,179
                                                                                          -----------
                  U.S. TREASURY NOTES (32.73%):
 3,949,986        3.50%, 1/15/11                                                            4,502,368
 2,700,000        5.00%, 8/15/11                                                            2,990,569
 2,012,400        3.00%, 7/15/12                                                            2,233,450
 1,700,000        4.375%, 8/15/12                                                           1,796,621
                                                                                          -----------
                                                                                           11,523,008
                                                                                          -----------

                  TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $12,385,918)                    13,376,172
                                                                                          -----------
                  CORPORATE NOTES AND BONDS (58.21%):
                  AEROSPACE (2.88%):
 1,000,000        Boeing Co., 6.35%, 6/15/03                                                1,013,742
                                                                                          -----------
                  AMUSEMENT (1.47%):
   500,000        Walt Disney Co., 4.875%, 7/2/04                                             516,405
                                                                                          -----------
                  AUTO PARTS & EQUIPMENT (4.52%):
 1,500,000        TRW Inc., 6.05%, 1/15/05                                                  1,591,686
                                                                                          -----------
                  BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS (2.97%):
 1,000,000        Masco Corp., 6.00%, 5/3/04                                                1,044,870
                                                                                          -----------

                  CHEMICALS (4.50%):
 1,500,000        ICI Wilmington, Inc., 6.95%, 9/15/04                                      1,584,087
                                                                                          -----------
                  ELECTRIC UTILITIES (12.31%):
   900,000        Eastern Energy Ltd., 6.75%, 12/1/06                                       1,006,134
 1,000,000        Detroit Edison Co., 7.50%, 2/1/05                                         1,098,843
 1,000,000        Jersey Center Power & Light, 6.375%, 5/1/03                               1,007,382
   600,000        Public Service Electric & Gas Co., 8.875%, 6/1/03                           609,769
   550,000        South Carolina Electric & Gas Co., 7.50%, 6/15/05                           611,179
                                                                                          -----------
                                                                                            4,333,307
                                                                                          -----------
                  ELECTRONIC COMPONENTS & SEMICONDUCTORS (7.02%):
 1,200,000        Avnet, Inc., 8.00%, 11/15/06                                              1,153,085
   500,000        Metropolitan Edison, 6.40%, 2/9/06                                          515,480
   800,000        Public Service Co. of Colorado, 6.00%, 4/15/03                              802,948
                                                                                          -----------
                                                                                            2,471,513
                                                                                          -----------

See accompanying notes to financial statements.

FEBRUARY 28, 2003
SCHEDULES OF INVESTMENTS

INVESTMENT QUALITY BOND PORTFOLIO (UNAUDITED)(CONTINUED)

PRINCIPAL                                                                                                 VALUE
----------                                                                                               -------
                  FINANCIAL SERVICES (7.97%):
$1,000,000        Associates Corp. of North America, 6.625%, 6/15/05                                  $ 1,094,495
                  BellSouth Savings & Security Employee Stock Option Plan, Series A:
    66,325        MTNA, 9.125%, 7/1/03                                                                     67,721
    39,283        MTN1, 9.125%, 7/1/03                                                                     40,227
   600,000        Duke Capital Corp., 6.25%, 7/15/05                                                      604,232
   110,314        Guaranteed Export Trust, 6.28%, 6/15/04                                                 114,647
   850,000        National Rural Utilities, 6.00%, 1/15/04                                                883,215
                                                                                                      -----------
                                                                                                        2,804,537
                                                                                                      -----------
                  FOOD (0.95%):
   250,000        Safeway, Inc., 6.05%, 11/15/03                                                          256,167
    75,000        Tyson Foods, Inc., 6.625%, 10/1/04                                                       79,492
                                                                                                      -----------
                                                                                                          335,659
                                                                                                      -----------
                  FOREST & PAPER PRODUCTS (4.43%):
 1,500,000        Scott Paper Co., 7.00%, 8/15/23                                                       1,558,878
                                                                                                      -----------
                  TECHNOLOGY (2.84%):
 1,000,000        Lockheed Martin Corp., 6.75%, 3/15/03                                                 1,001,258
                                                                                                      -----------

                  TELECOMMUNICATIONS (6.35%):
   500,000        Ameritech Capital Funding, 6.30%, 10/15/04                                              535,671
   500,000        Bell Atlantic West Virginia, 7.00%, 8/15/04                                             533,378
   700,000        GTE Southwest Inc., 6.23%, 1/107                                                        767,108
   375,000        Pacific Bell, 7.00%, 7/15/04                                                            401,100
                                                                                                      -----------
                                                                                                        2,237,257
                                                                                                      -----------
                  TOTAL CORPORATE NOTES AND BONDS (Cost $19,915,723)                                   20,493,199
                                                                                                      -----------
                  TOTAL INVESTMENTS (Cost $32,301,641)                                 96.20%         $33,869,371
                                                                                                      -----------
                  Other assets in excess of liabilities                                 3.80%           1,338,010
                                                                                                      -----------
                  TOTAL NET ASSETS                                                    100.00%         $35,207,381
                                                                                      =======         ===========

Percentages indicated are based upon total net assets of $35,207,381.

See accompanying notes to financial statements.

FEBRUARY 28, 2003
SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (UNAUDITED)

PRINCIPAL                                                                                                 VALUE
----------                                                                                               -------
                  MUNICIPAL BONDS (95.19%):
                  ARIZONA (2.68%):
                  WATER/SEWER (2.68%):
$  200,000        Sedona, Wastewater Municipal Property, Corporate Excise
                  Tax Revenue, 4.75%, 7/1/27, MBIA                                                    $   200,484
                                                                                                      -----------
                  CALIFORNIA (7.46%):
                  HOUSING (3.77%):
   270,000        State Housing Financing Agency, Revenue, Single Family
                  Mortgage Purchase Amount, Series A, Class I, 5.30%, 8/1/18, FHA                         281,937
                                                                                                      -----------
                  PUBLIC FACILITIES (3.69%):
   250,000        State Public Works Board Lease Revenue, State University Projects,
                  Series A, 5.375%, 10/1/17                                                               275,463
                                                                                                      -----------
                  TOTAL CALIFORNIA                                                                        557,400
                                                                                                      -----------
                  COLORADO (5.80%):
                  HEALTH/HOSPITAL (2.10%):
   150,000        Denver, City & County Revenue, Children's Hospital Association
                  Project, 6.00%, 10/1/15, FGIC                                                           156,942
                                                                                                      -----------
                  PUBLIC FACILITIES (3.70%):
   250,000        Denver, City & County, Excise Tax Revenue, Colorado Convention
                  Center Project, Series A, 5.50%, 9/1/17, FSA                                            276,563
                                                                                                      -----------

                  TOTAL COLORADO                                                                          433,505
                                                                                                      -----------
                  DISTRICT OF COLUMBIA (3.28%):
                  PUBLIC FACILITIES (3.28%):
   250,000        Washington, Convention Center Authority, Dedicated Tax Revenue,
                  4.75%, 10/1/28, AMBAC                                                                   245,052
                                                                                                      -----------
                  FLORIDA (3.36%):
                  EDUCATION (0.50%):
    35,000        Dade County School Board Certification Participation, Series A,
                  5.75%, 5/1/12                                                                            37,253
                                                                                                      -----------
                  GENERAL OBLIGATION (2.86%):
   200,000        State Board Education Cap Outlay, 5.00%, 6/1/18                                         213,900
                                                                                                      -----------

                  TOTAL FLORIDA                                                                           251,153
                                                                                                      -----------
                  HAWAII (4.90%):
                  GENERAL OBLIGATION (4.90%):
   355,000        State, GO, Series CR, 4.75%, 4/1/18                                                     366,396
                                                                                                      -----------
                  LOUISIANA (2.25%):
                  GENERAL OBLIGATION (2.25%):
   150,000        New Orleans, GO, 6.125%, 10/1/16, AMBAC                                                 168,273
                                                                                                      -----------
See accompanying notes to financial statements.

FEBRUARY 28, 2003
SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (UNAUDITED)(CONTINUED)

PRINCIPAL                                                                                                 VALUE
---------                                                                                                -------
                  MARYLAND (4.35%):
                  WATER/SEWER (4.35%):
$  300,000        State Energy Funding Administration, Solid Waste Disposal, LO
                  Revenue, 6.30%, 12/1/10                                                             $   325,413
                                                                                                      -----------
                  MISSOURI (0.20%):
                  HOUSING (0.20%):
    15,000        State Housing Development Community Mortgage, Single Family
                  Housing Revenue, Series C, 6.90%, 7/1/18, GNMA                                           15,174
                                                                                                      -----------
                  NEBRASKA (0.61%):
                  POWER/UTILITY (0.61%):
    40,000        Omaha Public Power District, Electric Revenue, Series C,
                  5.50%, 2/1/14                                                                            45,840
                                                                                                      -----------
                  NEW HAMPSHIRE (3.58%):
                  HEALTH/HOSPITAL (3.58%):
   250,000        State Health & Education Facilities Authority Revenue, Dartmouth-
                  Hitchcock Obligation Group, Callable 8/1/12 @ 100, 5.50%, 8/1/27                        267,793
                                                                                                      -----------
                  NORTH CAROLINA (4.81%):
                  GENERAL OBLIGATION (4.81%):
   350,000        Mecklenburg County, Series B, 4.50%, 2/1/18                                             359,839
                                                                                                      -----------
                  NORTH DAKOTA (4.70%):
                  HOUSING (4.70%):
   337,000        State Housing Financing Agency, Revenue, Housing Financing
                  Program, Series C, 5.50%, 7/1/18                                                        351,639
                                                                                                      -----------
                  OHIO (5.58%):
                  EDUCATION (4.79%):
   350,000        Jonathan Alder LOC School District, 4.40%, 12/1/17                                      358,470
                                                                                                      -----------
                  HEALTH/HOSPITAL (0.79%):
    50,000        Lorain County, Hospital Revenue, Regional Medical Center,
                  7.75%, 11/1/13, AMBAC                                                                    58,803
                                                                                                      -----------
                  TOTAL OHIO                                                                              417,273
                                                                                                      -----------

                  PENNSYLVANIA (5.91%):
                  GENERAL OBLIGATION (4.86%):
   350,000        Philadelphia, 4.90%, 9/15/20                                                            362,849
                                                                                                      -----------

                  REVENUE (1.05%):
    75,000        Philadelphia, Municipal Authority Revenue, Series A, 5.625%, 11/15/14                    78,615
                                                                                                      -----------
                  TOTAL PENNSYLVANIA                                                                      441,464
                                                                                                      -----------
                  PUERTO RICO (5.41%):
                  POWER/UTILITY (0.98%):
    65,000        Electric Power Authority, Revenue, Series X, 6.00%, 7/1/15                               73,479
                                                                                                      -----------

See accompanying notes to financial statements.

FEBRUARY 28, 2003
SCHEDULES OF INVESTMENTS

MUNICIPAL BOND PORTFOLIO (UNAUDITED)(CONTINUED)

PRINCIPAL                                                                                                 VALUE
---------                                                                                                -------
                  PUERTO RICO (5.41%)(CONTINUED):
                  PUBLIC FACILITIES (4.43%):
 $ 300,000        Puerto Rico Highway & Trans. Authority Revenue, Series B,
                  6.00%, 7/1/26                                                                       $   330,608
                                                                                                      -----------
                  TOTAL PUERTO RICO                                                                       404,087
                                                                                                      -----------
                  SOUTH CAROLINA (4.69%):
                  POWER/UTILITY (4.69%):
   350,000        Piedmont Municipal Power Agency Electric, Series A, 5.00%, 1/1/18                       350,655
                                                                                                      -----------

                  TEXAS (6.57%):
                  EDUCATION (3.65%):
   250,000        State University, System Revenue, 5.375%, 3/15/17, FSA                                  272,687
                                                                                                      -----------

                  HOUSING (2.92%):
   200,000        State Veterans Housing Assistance, GO, Series B, 5.75%, 12/1/13, FHA                    218,332
                                                                                                      -----------
                  TOTAL TEXAS                                                                             491,019
                                                                                                      -----------
                  VIRGINIA (4.31%):
                  HOUSING (4.31%):
   300,000        State Housing Development Authority, Revenue,
                  Commonwealth Mortgage, Series B, 5.40%, 1/1/15                                          322,524
                                                                                                      -----------
                  WISCONSIN (14.39%):
                  GENERAL OBLIGATION (4.79%):
   350,000        Milwaukee, Series Y, 4.625%, 9/1/19                                                     357,975
                                                                                                      -----------
                  HEALTH/HOSPITAL (5.51%):
   400,000        State Health & Educational Facilities Authority, Revenue, Waukesha
                  Memorial Hospital, Series A, 5.25%, 8/15/19, AMBAC                                      412,232
                                                                                                      -----------
                  HOUSING (1.68%):
   120,000        State Housing & Economic Development Authority,
                  Homeownership Revenue, Series F, 6.20%, 3/1/27                                          125,357
                                                                                                      -----------
                  REVENUE (2.41%):
   175,000        State Transportation Revenue, 4.60%, 7/1/18                                             180,054
                                                                                                      -----------

                  TOTAL WISCONSIN 1,075,618

See accompanying notes to financial statements.

FEBRUARY 28, 2003
SCHEDULES OF INVESTMENTS

MUNICIPAL BOND PORTFOLIO (UNAUDITED)(CONTINUED)

PRINCIPAL                                                                                          VALUE
---------                                                                                         -------
               WYOMING (0.35%):
               HOUSING (0.35%):
 $  25,000     Community Development Authority Housing Revenue, Series 1,
               6.65%, 12/1/06                                                                  $    25,866
                                                                                               -----------
               TOTAL MUNICIPAL BONDS (Cost $6,792,028)                                           7,116,467
                                                                                               -----------
               TOTAL INVESTMENTS (Cost $6,792,028)                              95.19%          $7,116,467
                                                                                               -----------
               Other assets in excess of liabilities                             4.81%             359,466
                                                                                               -----------
               TOTAL NET ASSETS                                                100.00%          $7,475,933
                                                                               =======         ===========
--------------

Percentages indicated are based upon total net assets of $7,475,933.

Abbreviations used in this Portfolio:

AMBAC     Insured by AMBAC Indemnity Corporation
FGIC      Insured by Financial Guaranty Insurance
          Corporation
FHA       Federal Housing Administration
FSA       Insured by Federal Security Assurance
GNMA      Insured by Government National Mortgage
          Association
GO        General Obligation
LO        Limited Obligation
LOC       Letter of Credit
MBIA      Insured by Municipal Bond Insurance Association


See accompanying notes to financial statements.

FEBRUARY 28, 2003
SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO (UNAUDITED)

PRINCIPAL                                                                                                 VALUE
---------                                                                                                -------
                 U.S. GOVERNMENT AGENCIES (108.96%):
                 FEDERAL FARM CREDIT BANK DISCOUNT NOTES (3.87%):
$1,225,000       1.24%, 5/1/03                                                                       $  1,222,510
                                                                                                     ------------
                 FEDERAL HOME LOAN BANK DISCOUNT NOTES (33.81%):
   530,000       1.28%, 3/5/03                                                                            529,962
 2,525,000       1.70%, 3/27/03                                                                         2,522,138
 3,500,000       1.24%, 4/10/03                                                                         3,495,419
   795,000       1.22%, 4/17/03                                                                           793,788
 1,760,000       1.21%, 7/30/03                                                                         1,751,186
 1,600,000       1.22%, 8/14/03                                                                         1,591,108
                                                                                                     ------------
                                                                                                       10,683,601
                                                                                                     ------------
                  FEDERAL NATIONAL MORTGAGE DISCOUNT NOTES (71.28%):
   100,000        1.27%, 3/7/03                                                                            99,986
   370,000        1.23%, 3/14/03                                                                          369,864
 2,810,000        1.23%, 4/2/03                                                                         2,807,098
 2,975,000        1.27%, 4/4/03                                                                         2,971,642
 1,840,000        1.24%, 4/9/03                                                                         1,837,655
   715,000        1.23%, 4/16/03                                                                          713,925
 3,778,000        1.30%, 5/2/03                                                                         3,769,814
 1,070,000        1.22%, 5/21/03                                                                        1,067,135
 3,000,000        1.23%, 5/30/03                                                                        2,990,467
   815,000        1.22%, 6/25/03                                                                          811,851
 2,570,000        1.20%, 6/30/03                                                                        2,559,806
 1,155,000        1.20%, 7/23/03                                                                        1,149,533
 1,380,000        1.23%, 8/20/03                                                                        1,371,985
                                                                                                       22,520,761
                                                                                                     ------------
                  TOTAL U.S. GOVERNMENT AGENCIES (Cost $34,426,872)                                    34,426,872
                                                                                                     ------------
                  TOTAL INVESTMENTS (Cost $34,426,872)                          108.96%              $ 34,426,872
                                                                                                     ------------
                  Liabilities in excess of other assets                          (8.96)%               (2,831,437)
                                                                                                     ------------

                  TOTAL NET ASSETS                                              100.00%              $ 31,595,435
                                                                                =======              ============

Percentages indicated are based upon total net assets of $31,595,435.

See accompanying notes to financial statements.

February 28, 2003 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

                                 LARGE           LARGE                                     INVESTMENT                      U.S.
                             CAPITALIZATION CAPITALIZATION    SMALL       INTERNATIONAL     QUALITY      MUNICIPAL     GOVERNMENT
                                 VALUE          GROWTH    CAPITALIZATION     EQUITY          BOND          BOND       MONEY MARKET
                               PORTFOLIO       PORTFOLIO    PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO       PORTFOLIO
                            -------------- -------------- -------------- -------------- -------------- -------------- --------------
ASSETS:
Investments, at cost           $63,559,217    $40,505,048    $26,974,733    $15,086,162    $32,301,641    $ 6,792,028    $34,426,872
                               -----------    -----------    -----------    -----------    -----------    -----------    -----------
Investments in securities,
at value (Note 1a )            $54,788,330    $36,791,558    $23,942,522    $10,118,700    $33,869,371    $ 7,116,467    $      -
Short term investments           1,437,896           -              -            -            -                  -        34,426,872
Cash                                   494        118,949        117,920      4,159,769      1,149,921        259,644          4,532
Receivable for securities             -           378,526        276,136           -              -              -              -
sold
Interest and dividends
receivable                         113,387         43,170         28,873         32,983        388,254        101,642           -
Receivable for fund shares            -              -         1,109,456      2,021,325           -             1,642           -
sold
Receivable due from
manager (Note 2a, 2e)               46,970           -              -              -              -            26,061         77,025
Prepaid expenses and
other assets                        53,535         54,819         41,519         48,356         72,237          9,234        101,282
                               -----------    -----------    -----------    -----------    -----------    -----------    -----------
TOTAL ASSETS                    56,440,612     37,387,022     25,516,426     16,381,133     35,479,783      7,514,690     34,609,711
                               -----------    -----------    -----------    -----------    -----------    -----------    -----------
LIABILITIES:
Payable for securities                -              -           112,174           -              -              -              -
purchased
Payable for fund shares
redeemed                              -              -              -              -           178,417           -         2,952,349
Payable for distribution
fees (Note 2d)                       1,603          3,808          1,025            478          1,548           -              -
Dividends payable                     -              -              -              -            71,979         21,020            798
Payable to manager (Note 2a)          -            18,676         12,280          7,853         14,408           -              -
Accrued expenses and
other liabilities                   11,217         28,585         71,632          8,089          6,050         17,737         61,129
                               -----------    -----------    -----------    -----------    -----------    -----------    -----------
TOTAL LIABILITIES                   12,820         51,069        197,111         16,420        272,402         38,757      3,014,276
                               -----------    -----------    -----------    -----------    -----------    -----------    -----------
NET ASSETS                     $56,427,792    $37,335,953    $25,319,315    $16,364,713    $35,207,381    $ 7,475,933    $31,595,435
                               ===========    ===========    ===========    ===========    ===========    ===========    ===========
NET ASSETS:
Par value of shares of
beneficial interest            $    47,104  $      35,874  $      28,558  $      26,420  $      32,994   $      7,037   $    316,860
Paid in capital                 84,944,484     65,255,259     28,581,423     28,936,089     33,437,050      7,144,924     31,265,556
Undistributed net investment
income (loss)                       31,981       (207,194)       (78,320)      (115,884)       (41,490)         1,956          4,946
Accumulated net realized gain
(loss) on investments          (21,262,786)   (24,034,496)      (180,135)    (7,514,450)       211,097         (2,423)         8,073
Net unrealized appreciation
(depreciation) on investments   (7,332,991)    (3,713,490)    (3,032,211)    (4,967,462)     1,567,730        324,439           -
                               -----------    -----------    -----------    -----------    -----------    -----------    -----------
NET ASSETS                     $56,427,792  $  37,335,953  $  25,319,315  $  16,364,713  $  35,207,381   $  7,475,933   $ 31,595,435
                               ===========    ===========    ===========    ===========    ===========    ===========    ===========
NET ASSET VALUE PER SHARE
CLASS I
Net Assets                     $52,298,618  $ 35,559,438$     24,148,390  $  15,921,020  $  33,263,371   $  7,009,849   $ 28,553,075
Shares of beneficial
interest outstanding             4,354,277      3,410,071      2,717,841      2,567,714      3,117,292        659,869     28,641,723
Net asset value per share (a)  $     12.01  $       10.43  $        8.89  $        6.20  $       10.67   $      10.62   $       1.00

CLASS B
Net Assets                     $ 2,014,454  $     309,774  $     271,997  $      57,275  $     337,237   $    147,727   $    191,565
Shares of beneficial
interest outstanding               173,743         30,984         32,128          9,570         31,610         13,908        191,844
Net asset value per share (a)  $     11.59  $       10.00  $        8.47  $        5.98  $       10.67   $      10.62   $       1.00

CLASS C
Net Assets                     $ 2,114,720  $   1,466,741  $     898,928  $     386,418  $   1,606,773   $    318,357   $  2,850,795
Shares of beneficial
interest outstanding               182,395        146,377        105,845         64,674        150,474         29,923      2,852,391
Net asset value per share (a)  $     11.59  $       10.02  $        8.49  $        5.97  $       10.68   $      10.64   $       1.00


(a) Redemption price per Class B and C share varies based on length of time shares are held.

See accompanying notes to financial statements.

Six Months Ended February 28, 2003 (Unaudited)

STATEMENT OF OPERATIONS

                                 LARGE         LARGE                                      INVESTMENT                      U.S.
                            CAPITALIZATION CAPITALIZATION      SMALL     INTERNATIONAL     QUALITY      MUNICIPAL      GOVERNMENT
                                 VALUE        GROWTH      CAPITALIZATION     EQUITY          BOND         BOND         MONEY MARKET
                               PORTFOLIO     PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                            -------------- -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME:
Interest income                $     6,745    $     3,748    $    -         $      -      $    732,699    $   187,221   $  267,809
Dividend income                    562,695        207,013      189,332           88,340           -              -            -
Less: Foreign withholding
taxes                               (1,955)          -            -             (24,820)          -              -            -
                               -----------    -----------    -----------    -----------    -----------    -----------   -----------
TOTAL INVESTMENT INCOME            567,485        210,761        189,332         63,520        732,699        187,221       267,809
                               -----------    -----------    -----------    -----------    -----------    -----------   -----------
OPERATING EXPENSES:
Management fees (Notes 2a, 2e)     181,348        136,512         88,371         57,067         92,399         20,020        86,292
Distribution fees (Note 2d):
Class B Shares                       4,103          2,245          1,677            462          1,805            204           478
Class C Shares                      12,138          8,641          5,274          2,255         10,585          3,080         9,669
Transfer agent fees                153,500        132,613        116,386         69,876         93,907         25,013       103,986
Administration fees (Note 2c)       56,451         51,374         23,543         13,495         28,658          6,944        29,371
Custodian fees (Note 2a)            48,871         24,179          7,700         18,522         17,247         25,802        28,885
Professional fees                   40,132         39,653         14,328          7,866         17,503          2,017        18,721
Trustees' fees                      21,943          7,330          5,050          4,311          5,645           -            4,291
Printing and postage expense         9,107          1,856            306          2,030            228          2,078           245
Insurance expense                    5,927          4,570          2,743          1,349          2,463            586         2,861
Registration fees                    3,852         14,217          4,809          5,370          6,171         10,234        15,624
Miscellaneous expenses                  28            347             74           -                40           -              310
                               -----------    -----------    -----------    -----------    -----------    -----------   -----------
TOTAL OPERATING EXPENSES           537,400        423,537        270,261        182,603        276,651         95,978       300,733
                               -----------    -----------    -----------    -----------    -----------    -----------   -----------
Less: Expenses waived and
reimbursed (Note 2a, 2e)              -              -              -              -           (24,744)       (37,637)      (73,708)
Less: Expense offset (Note 2a)        -            (3,686)          (713)        (5,488)        (4,305)            -             -
NET OPERATING EXPENSES             537,400        419,851        269,548        177,115        247,602         58,341       227,025
                               -----------    -----------    -----------    -----------    -----------    -----------   -----------
NET INVESTMENT INCOME (LOSS)        30,085       (209,090)       (80,216)      (113,595)       485,097        128,880        40,784
                               -----------    -----------    -----------    -----------    -----------    -----------   -----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
Investments                     (5,228,111)    (2,787,571)        (9,923)    (2,795,142)       653,242         69,818         8,073
Net change in unrealized
appreciation (depreciation)
from Investments (Note 6)          296,062       (764,811)    (1,696,081)       839,308        (15,084)        49,192            -
                               -----------    -----------    -----------    -----------    -----------    -----------   -----------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS      (4,932,049)    (3,552,382)    (1,706,004)    (1,955,834)       638,158        119,010         8,073
                               -----------    -----------    -----------    -----------    -----------    -----------   -----------
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING
FROM OPERATIONS                $(4,901,964)   $(3,761,472)   $(1,786,220)   $(2,069,429)   $ 1,123,255    $   247,890   $    48,857
                               ===========    ===========    ===========    ===========    ===========    ===========   ===========

See accompanying notes to financial statements.

For the Six Months Ended February 28, 2003 (Unaudited) and the Year Ended August 31, 2002

STATEMENTS OF CHANGES IN NET ASSETS
                                                LARGE CAPITALIZATION VALUE                      LARGE CAPITALIZATION GROWTH
                                                        PORTFOLIO                                        PORTFOLIO
                                         ---------------------------------------       -------------------------------------------
                                          SIX MONTHS ENDED                              SIX MONTHS ENDED
                                                ENDED                                       ENDED
                                          FEBRUARY 28, 2003       YEAR ENDED            FEBRUARY 28, 2003           YEAR ENDED
                                            (UNAUDITED)         AUGUST 31, 2002           (UNAUDITED)            AUGUST 31, 2002
                                         ------------------    -----------------       --------------------    -------------------
OPERATIONS:
Net investment income (loss)                   $     30,085         $    177,024               $   (209,090)          $   (398,343)
Net realized gain (loss)
 on investments                                  (5,228,111)         (13,729,678)                (2,787,571)           (18,041,622)
Net change in unrealized
 appreciation (depreciation)
 on investments                                     296,062           (8,627,992)                  (764,811)             2,226,204
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
 OPERATIONS                                      (4,901,964)         (22,180,646)                (3,761,472)           (16,213,761)
                                         ------------------    -----------------       --------------------    -------------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net Realized Gains:
Class I                                                  --           (7,185,156)                        --               (182,110)
Class B                                                  --             (106,304)                        --                 (2,793)
Class C                                                  --             (343,333)                        --                 (9,463)
Net Investment Income:
Class I                                                  --             (199,995)                        --                     --
Class B                                                  --                   --                         --                     --
Class C                                                  --                   --                         --                     --
                                         ------------------    -----------------       --------------------    -------------------
TOTAL DIVIDENDS AND
DISTRIBUTIONS TO SHAREHOLDERS                            --           (7,834,788)                        --               (194,366)
                                         ------------------    -----------------       --------------------    -------------------

SHARE TRANSACTIONS OF
BENEFICIAL INTEREST (NOTE 4):
Net proceeds from shares sold
Class I                                          29,187,915           57,413,483                  3,105,700             14,846,582
Class B                                              86,504              397,905                     37,274                195,776
Class C                                             467,503            1,679,790                    350,243                959,942
Transfer of net assets (Note 6)
Class I                                           5,129,233                   --                         --                     --
Class B                                           1,701,814                   --                         --                     --
Class C                                                  --                   --                         --                     --
Reinvestment of dividends and
distributions
Class I                                                  --            7,325,645                         --                180,547
Class B                                                  --              103,460                         --                  2,692
Class C                                                  --              343,830                         --                  9,103
Cost of shares redeemed
Class I                                         (35,153,225)         (55,280,339)                (8,247,112)           (25,483,114)
Class B                                            (308,667)            (671,719)                  (224,579)              (602,208)
Class C                                            (866,722)          (1,472,266)                  (760,258)            (1,640,095)
                                         ------------------    -----------------       --------------------    -------------------
NET INCREASE (DECREASE) IN
NET ASSETS FROM SHARE
 TRANSACTIONS OF BENEFICIAL INTEREST                244,355            9,839,789                 (5,738,732)           (11,530,775)
                                         ------------------    -----------------       --------------------    -------------------
TOTAL INCREASE (DECREASE)
 IN NET ASSETS                                   (4,657,609)         (20,175,645)                (9,500,204)           (27,938,902)

NET ASSETS:
Beginning of period                              61,085,401           81,261,046                 46,836,157             74,775,059
                                         ------------------    -----------------       --------------------    -------------------
END OF PERIOD*                                 $ 56,427,792         $ 61,085,401               $ 37,335,953           $ 46,836,157
                                         ==================    =================       ====================    ===================
* Includes undistributed
net investment income (loss)
at end of period                               $     31,981         $      1,896               $   (207,194)          $      1,896
                                         ------------------    -----------------       --------------------    -------------------

                                               SMALL CAPITALIZATION
                                                    PORTFOLIO
                                      -------------------------------------
                                      SIX MONTHS ENDED
                                            ENDED
                                      FEBRUARY 28, 2003       YEAR ENDED
                                        (UNAUDITED)        AUGUST 31, 2002
                                      ----------------    -----------------
OPERATIONS:
Net investment income (loss)              $    (80,216)        $   (121,757)
Net realized gain (loss)
 on investments                                 (9,923)           2,036,360
Net change in unrealized
 appreciation (depreciation)
 on investments                             (1,696,081)          (2,078,696)
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
 OPERATIONS                                 (1,786,220)            (164,093)
                                      ----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net Realized Gains:
Class I                                     (2,092,327)          (4,567,460)
Class B                                        (27,925)             (50,192)
Class C                                        (89,748)            (153,004)
Net Investment Income:
Class I                                            --                  --
Class B                                            --                  --
Class C                                            --                  --
                                      ----------------    -----------------
TOTAL DIVIDENDS AND
DISTRIBUTIONS TO SHAREHOLDERS               (2,210,000)          (4,770,656)
                                      ----------------    -----------------

SHARE TRANSACTIONS OF
BENEFICIAL INTEREST (NOTE 4):
Net proceeds from shares sold
Class I                                     25,110,699           61,391,404
Class B                                         16,123              164,638
Class C                                        193,344              638,324
Transfer of net assets (Note 6)
Class I                                             --                   --
Class B                                             --                   --
Class C                                             --                   --
Reinvestment of dividends and
distributions
Class I                                      2,074,731            4,537,722
Class B                                         27,922               49,442
Class C                                         91,563              152,564
Cost of shares redeemed
Class I                                    (28,295,752)         (78,460,661)
Class B                                       (127,275)            (153,089)
Class C                                       (435,618)            (708,820)
                                      ----------------    -----------------
NET INCREASE (DECREASE) IN
NET ASSETS FROM SHARE
 TRANSACTIONS OF BENEFICIAL INTEREST        (1,344,263)         (12,388,476)
                                      ----------------    -----------------
TOTAL INCREASE (DECREASE)
 IN NET ASSETS                              (5,340,483)         (17,323,225)

NET ASSETS:
Beginning of period                         30,659,798           47,983,023
END OF PERIOD*                           $  25,319,315         $ 30,659,798
                                      ================    =================
* Includes undistributed
net investment income (loss)
at end of period                          $    (78,320)        $      1,896
                                      ----------------    -----------------



See accompanying notes to financial statements.

For the Six Months Ended February 28, 2003 (Unaudited) and the Year Ended August 31, 2002

STATEMENTS OF CHANGES IN NET ASSETS

                                                    INTERNATIONAL EQUITY                             INVESTMENT QUALITY BOND
                                                           PORTFOLIO                                      PORTFOLIO
                                         ---------------------------------------       -------------------------------------------
                                          SIX MONTHS ENDED                              SIX MONTHS ENDED
                                                ENDED                                       ENDED
                                          FEBRUARY 28, 2003       YEAR ENDED            FEBRUARY 28, 2003           YEAR ENDED
                                            (UNAUDITED)         AUGUST 31, 2002           (UNAUDITED)            AUGUST 31, 2002
                                         ------------------    -----------------       --------------------    -------------------
OPERATIONS:
Net investment income (loss)                  $    (113,595)       $     (23,334)             $     485,097          $   1,484,060
Net realized gain (loss) on investments          (2,795,142)          (3,348,650)                   653,242                701,059
Net change in unrealized appreciation
(depreciation) on investments                       839,308             (667,373)                   (15,084)               432,217
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        (2,069,429)          (4,039,357)                 1,123,255              2,617,336
                                         ------------------    -----------------       --------------------    -------------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net Realized Gains:
Class I                                                  --                   --                   (687,158)               (67,622)
Class B                                                  --                   --                     (8,008)                  (861)
Class C                                                  --                   --                    (39,834)                (3,680)
Net Investment Income:
Class I                                                  --                   --                   (459,709)            (1,458,066)
Class B                                                  --                   --                     (3,759)               (15,000)
Class C                                                  --                   --                    (21,629)               (71,121)
                                         ------------------    -----------------       --------------------    -------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS                                          --                   --                 (1,220,097)            (1,616,350)
                                         ------------------    -----------------       --------------------    -------------------

SHARE TRANSACTIONS OF
BENEFICIAL INTEREST (NOTE 4):
Net proceeds from shares sold
Class I                                         186,418,215          107,288,790                 30,826,058             19,185,820
Class B                                               2,011                8,508                    137,983                183,623
Class C                                              92,482              206,792                    803,776              1,447,616
Transfer of net assets (Note 6)
Class I                                                  --                   --                         --                     --
Class B                                                  --                   --                         --                     --
Class C                                                  --                   --                         --                     --
Reinvestment of dividends and
distributions
Class I                                                  --                   --                  1,030,082              1,445,839
Class B                                                  --                   --                     10,534                 15,032
Class C                                                  --                   --                     58,277                 73,487
Cost of shares redeemed
Class I                                        (181,991,597)         (29,359,182)               (31,170,995)            (4,856,866)
Class B                                             (63,652)            (111,040)                  (262,328)               (97,194)
Class C                                            (156,122)            (430,742)                (1,643,796)            (1,191,132)
                                         ------------------    -----------------       --------------------    -------------------
NET INCREASE (DECREASE) IN NET ASSETS
FROM
SHARE TRANSACTIONS OF BENEFICIAL INTEREST         4,301,337           (5,037,399)                 1,601,404            (10,107,904)
                                         ------------------    -----------------       --------------------    -------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS           2,231,908           (9,076,756)                 1,504,562             (9,106,918)

NET ASSETS:
Beginning of period                              14,132,805           23,209,561                 33,702,819             42,809,737
                                         ------------------    -----------------       --------------------    -------------------
END OF PERIOD*                                $  16,364,713        $  14,132,805              $  35,207,381          $  33,702,819
                                         ==================    =================       ====================    ===================
* Includes undistributed net investment
income (loss) at end of period                $    (115,884)       $      (2,289)             $     (41,490)         $     (41,490)
                                         ------------------    -----------------       --------------------    -------------------

                                                       MUNICIPAL BOND                          U.S. GOVERNMENT MONEY MARKET
                                                        PORTFOLIO                                        PORTFOLIO
                                         ---------------------------------------       -------------------------------------------
                                          SIX MONTHS ENDED                              SIX MONTHS ENDED
                                                ENDED                                        ENDED
                                          FEBRUARY 28, 2003       YEAR ENDED            FEBRUARY 28, 2003           YEAR ENDED
                                            (UNAUDITED)         AUGUST 31, 2002           (UNAUDITED)            AUGUST 31, 2002
                                         ------------------    -----------------       --------------------    -------------------
OPERATIONS:
Net investment income (loss)                   $    128,880        $     310,487              $      40,784          $     418,856
Net realized gain (loss) on investments              69,818               87,268                      8,073                 16,451
Net change in unrealized appreciation
(depreciation) on investments                       49,192              (129,660)                       --                      --
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                           247,890              268,095                     48,857                435,307
                                         ------------------    -----------------       --------------------    -------------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net Realized Gains:
Class I                                             (68,719)             (12,786)                        --                (35,372)
Class B                                                (145)                 (38)                        --                   (163)
Class C                                              (5,134)                (382)                        --                 (1,164)
Net Investment Income:
Class I                                            (121,100)            (303,320)                   (37,298)              (512,484)
Class B                                                (520)                (831)                       (30)                  (741)
Class C                                              (7,200)             (10,499)                      (405)               (13,328)
                                         ------------------    -----------------       --------------------    -------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS                                    (202,818)            (327,856)                   (37,733)              (563,252)
                                         ------------------    -----------------       --------------------    -------------------
SHARE TRANSACTIONS OF
BENEFICIAL INTEREST (NOTE 4):
Net proceeds from shares sold
Class I                                          1,971,806             4,847,709                217,082,307            224,028,302
Class B                                            131,400                    --                    150,703                151,508
Class C                                             57,301               594,511                  1,879,024              1,230,033
Transfer of net assets (Note 6)
Class I                                                 --                    --                  5,278,640                     --
Class B                                                 --                    --                         --                     --
Class C                                                 --                    --                         --                     --
Reinvestment of dividends and
distributions
Class I                                            160,754               300,339                     32,418                493,400
Class B                                                343                   808                         23                    864
Class C                                             11,085                 9,553                        331                 12,699
Cost of shares redeemed
Class I                                         (7,274,284)         (231,333,359)
Class B                                             (9,578)              (15,886)                   (56,267)              (164,005)
Class C                                           (535,005)             (421,754)                  (369,642)            (4,061,683)
NET INCREASE (DECREASE) IN NET ASSETS
FROM
SHARE TRANSACTIONS OF BENEFICIAL INTEREST       (3,068,760)           (1,959,004)                (7,335,822)            (6,306,575)
                                         ------------------    -----------------       --------------------    -------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS         (3,023,688)           (2,018,765)                (7,324,698)            (6,434,520)
                                         ------------------    -----------------       --------------------    -------------------


NET ASSETS:
Beginning of period                              10,499,621           12,518,386                 38,920,133             45,354,653
                                         ------------------    -----------------       --------------------    -------------------
END OF PERIOD*                                $   7,475,933       $   10,499,621              $  31,595,435          $  38,920,133
                                         ==================    =================       ====================    ===================
* Includes undistributed net investment
income (loss) at end of period                $       1,956       $        1,896              $       4,946          $       1,895
                                         ------------------    -----------------       --------------------    -------------------




See accompanying notes to financial statements.

PERIOD ENDED FEBRUARY 28, 2003 (UNAUDITED)
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Saratoga Advantage Trust (the "Trust") was organized on April 8, 1994 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust commenced investment operations on September 2, 1994. The Trust consists of twelve portfolios, seven of which are included in this report: the Large Capitalization Value Portfolio; the Large Capitalization Growth Portfolio; the Small Capitalization Portfolio; the International Equity Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio and the U.S. Government Money Market Portfolio (collectively, the "Portfolios"). Orbitex-Saratoga Capital Management, LLC (the "Manager") serves as the Trust's Manager. Each of the Portfolios is provided with the discretionary advisory services of an Adviser identified, retained, supervised and compensated by the Manager. The following serve as Advisers (the " Advisers") to their respective Portfolio(s): OpCap Advisors: Municipal Bond and Large Capitalization Value; Fox Asset Management LLC: Investment Quality Bond and Small Capitalization; Harris Bretall Sullivan and Smith, LLC: Large Capitalization Growth; Sterling Capital Management Co.: U.S. Government Money Market; and Pictet International Management Limited: International Equity. Gemini Fund Services, Inc. (the "Administrator"), serves the Trust as administrator, and is a wholly-owned subsidiary of NorthStar Financial Services Group. Orbitex Funds Distributor, Inc. (the "Distributor") serves as the Trust's distributor, and is an affiliate of the Manager. On August 19, 1994, U.S. Government Money Market issued 100,000 shares for $100,000 to provide the Manager initial capital for the Trust.


PORTFOLIO
Large Capitalization Value Portfolio
Large Capitalization Growth Portfolio
Small
Capitalization Portfolio
International Equity
Portfolio
Investment Quality Bond Portfolio
Municipal Bond Portfolio
U.S. Government Money Market Portfolio


PRIMARY OBJECTIVE
Total return consisting of capital appreciation and dividend income
Capital appreciation
Maximum capital appreciation
Long-term capital appreciation
Current income and reasonable stability of principal
High level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital
Maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital


   Currently, each Portfolio offers Class I, Class B, and Class C shares. Each class represents interest in thesame assets of the applicable P ortfolio, and the classes are identical except for differences in their sales charge structures, ongoing service, distribution charges, and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class I shares approximately eight years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan.

     The following is a summary of significant accounting policies consistently followed by each Portfolio:

    (A) VALUATION OF INVESTMENTS

       Investment securities listed on a national securities exchange and securities traded in the over-the-counter National Market System are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short -term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short -term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. U.S. Government Money Market values all of its securities on the basis of amortized cost which approximates market value. Investments in countries in which International Equity may invest may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

    (B) FEDERAL INCOME TAX

       It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and tax-exempt income to shareholders. Therefore, no federal income tax provision is required.

    (C) SECURITY TRANSACTIONS AND OTHER INCOME

       Security transactions are recorded on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

    (D) DIVIDENDS AND DISTRIBUTIONS

       The following table summarizes each Portfolio's dividend and capital gain declaration policy:

                               INCOME DIVIDENDS  CAPITAL GAINS
Large Capitalization Value     annually          annually
Large Capitalization Growth    annually          annually
Small Capitalization           annually          annually
International Equity           annually          annually
Investment Quality Bond        daily *           annually
Municipal Bond                 daily *           annually
U.S. Government Money Market   daily *           annually
*paid monthly

NOTES TO FINANCIAL STATEMENTS

       Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book-tax" differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital.

    (E) ALLOCATION OF EXPENSES

       Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios or another reasonable basis.

    (F) REPURCHASE AGREEMENTS

       The Trust, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to 101% of the resale price. The Manager is responsible for determining that the amount of these underlying securities is maintained at a level such that their market value is at all times equal to 101% of the resale price. In the event of default on the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds toward satisfaction of the obligation.

    (G) OTHER

       The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

       (a) The management fees are payable monthly by each Portfolio to the Manager and are computed daily at the following annual rates of each Portfolio's average daily net assets: .65% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; .75% for International Equity; ..55% for Investment Quality Bond and Municipal Bond and .475% for U.S. Government Money Market.

       For the period ended February 28, 2003, the Manager waived $24,744 for Investment Quality Bond, $20,020 for Municipal Bond and $73,708 for U.S. Government Money Market. For the period ended February 28, 2003, the Manager reimbursed $17,617 for Municipal Bond.

       The Portfolios also benefit from an expense offset arrangement with their custodian bank where un -invested cash balances earn credits that reduce monthly fees.

       (b) The Manager, not the Portfolios, pays a portion of its management fees to the Advisers at the following annual rates of each Portfolios' average daily net assets: .30% for Large Capitalization Value, Large Capitalization Growth, Small Capitalization and International Equity; .20% for Investment Quality Bond and Municipal Bond and .125% for U.S. Government Money Market.


       (c) The administration fee is accrued daily and payable monthly to the Administrator (exclusive of out of pocket administration fees).

      (d) The Portfolios have adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the distribution of Class B and Class C shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 1.00% of the average net assets of Class B and Class C shares. Up to 0.25% of average daily net assets may be paid directly to the Manager for support services. A portion of the fee pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

      (e) The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently waiving its management fees and/or assuming certain other operating expenses of certain Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an "Expense Cap"). The annual expense caps in effect February 28, 2003 for each portfolio were: 2.00% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; 2.30% for International Equity; 1.40% for Investment Quality Bond and Municipal Bond and 1.25% for U.S. Government Money Market. Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the Portfolios up to five years from the date the fee or expense was incurred, but no reimbursement will be made by a Portfolio if it would result in the Portfolio exceeding its Expense Cap. Expenses borne by the Manager after December 31, 2002 are subject to reimbursement up to three years from the date the fee or expense was incurred. The Expense Agreement can be terminated by either party, without penalty, upon 60 days prior notice. For the period ended February 28, 2003, no reimbursement payments were made by the Portfolios to the Manager under the terms of the Expense Agreement.

3.  INVESTMENT TRANSACTIONS

For the period ended February 28, 2003 purchases and sales of investment securities, other than short -term securities were as follows:

                                      PURCHASES            SALES

Large Capitalization Value            $30,099,046       $26,932,912
Large Capitalization Growth            13,872,365        16,850,400
Small Capitalization                   3,196,687          7,509,477
International Equity                   3,391,662          5,189,424
Investment Quality Bond               10,312,936          8,891,124
Municipal Bond                           326,625          3,140,351

NOTES TO FINANCIAL STATEMENTS

     At February 28, 2003, the composition of unrealized appreciation (depreciation) of investment securities were as follows:

                                          FEDERAL
                                          TAX COST     APPRECIATION      (DEPRECIATION)         NET
                                        ------------   ------------      -------------      ------------
Large Capitalization Value               $63,559,217     $2,551,842         $9,884,833      ($7,332,991)
Large Capitalization Growth               40,505,048      2,755,421          6,468,911       (3,713,490)
Small Capitalization                      26,974,733      2,149,271          5,181,482       (3,032,211)
International Equity                      15,086,162        165,149          5,132,611       (4,967,462)
Investment Quality Bond                   32,301,641      1,614,546             46,816        1,567,730
Municipal Bond                             6,792,028        324,439               --           324,439

     For U.S. federal income tax, the cost of securities owned at February 28, 2003 was substantially the same as the cost of securities for financial statement purposes.

4.  AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

       Each Portfolio has unlimited Class I shares of beneficial interest authorized with $.01 par value per share. Transactions in capital stock for Class I shares were as follows for the periods indicated:

                                                        PERIOD ENDED               YEAR ENDED
                                                       FEBRUARY 28, 2003          AUGUST 31, 2002
Large Capitalization Value
     Issued                                                2,363,933                  3,503,395
     Transferred (Note 6)                                    413,117                       --
     Redeemed                                             (2,855,635)                (3,470,790)
     Reinvested from Dividends                                  --                      428,651
                                                       -------------              -------------
     Net Increase (Decrease) in Shares                       (78,585)                   461,256
                                                       -------------              -------------
Large Capitalization Growth
     Issued                                                  283,385                  1,060,255
     Redeemed                                               (761,961)                (1,822,966)
     Reinvested from Dividends                                 --                        11,771
                                                       -------------              -------------
     Net Increase (Decrease) in Shares                      (478,576)                  (750,940)
                                                       -------------              -------------
Small Capitalization
     Issued                                                2,617,796                  5,505,610
     Redeemed                                             (2,950,608)                (6,943,376)
     Reinvested from Dividends                               220,712                    426,478
                                                       -------------              -------------
     Net Increase (Decrease) in Shares                      (112,100)                (1,011,288)
                                                       -------------              -------------
International Equity
     Issued                                               28,078,767                 13,712,612
     Redeemed                                            (27,415,870)               (14,235,838)
     Reinvested from Dividends                                 --                         --
                                                       -------------              -------------
     Net Increase (Decrease) in Shares                       662,897                   (523,226)
                                                       -------------              -------------
Investment Quality Bond
     Issued                                                2,900,222                  1,828,421
     Redeemed                                             (2,761,563)                (2,964,793)
     Reinvested from Dividends                                97,432                    138,043
                                                       -------------              -------------
     Net Increase (Decrease) in Shares                       236,091                    (998,329)
                                                       -------------              -------------
Municipal Bond
     Issued                                                  185,847                    460,120
     Redeemed                                               (451,889)                  (693,543)
     Reinvested from Dividends                                15,242                     28,734
                                                       -------------              -------------
     Net Increase (Decrease) in Shares                      (250,800)                  (204,689)
                                                       -------------              -------------
U.S. Government Money Market
     Issued                                              217,082,307                224,028,302
     Transferred (Note 6)                                  5,278,640                       --
     Redeemed                                           (231,333,359)              (227,997,693)
     Reinvested from Dividends                                32,418                    493,400
                                                       -------------              -------------
     Net Increase (Decrease) in Shares                    (8,939,994)                (3,475,991)
                                                       -------------              -------------

NOTES TO FINANCIAL STATEMENTS

Each Portfolio has unlimited Class B and Class C shares of beneficial interest authorized with $.01 par value per share. Transactions in capital stock for the Class B and Class C shares were as follows for the period indicated:

                                                        Class B                                    Class C

                                          PERIOD ENDED            YEAR ENDED          PERIOD ENDED           YEAR ENDED
                                        FEBRUARY 28, 2003       AUGUST 31, 2002     FEBRUARY 28, 2003      AUGUST 31, 2002
                                        ---------------------------------------     --------------------------------------
Large Capitalization Value
    Issued                                   6,571                 24,322                 39,256                105,322
    Transferred (Note 6)                   141,857                     --                     --                     --
    Redeemed                               (26,298)               (41,707)               (73,819)               (95,839)
    Reinvested from Dividends                   --                  6,195                     --                 20,581
                                        ---------------------------------------     --------------------------------------
    Net Increase (Decrease) in Shares      122,130                (11,190)               (34,563)                30,064
                                        ---------------------------------------     --------------------------------------

Large Capitalization Growth
    Issued                                   2,942                 14,698                 33,046                 73,362
    Redeemed                               (21,901)               (42,396)               (73,404)              (125,129)
    Reinvested from Dividends                   --                    181                     --                    610
                                        ---------------------------------------     --------------------------------------
    Net Increase (Decrease) in Shares      (18,959)               (27,517)               (40,358)               (51,157)
                                        ---------------------------------------     --------------------------------------

Small Capitalization
    Issued                                   1,609                 14,623                 20,341                 59,297
    Redeemed                               (14,031)               (13,953)               (47,388)               (62,788)
    Reinvested from Dividends                3,109                  4,795                 10,149                 14,755
                                        ---------------------------------------     --------------------------------------
    Net Increase (Decrease) in Shares       (9,313)                 5,465                (16,898)                11,264
                                        ---------------------------------------     --------------------------------------
International Equity
    Issued                                     320                  1,057                 14,564                 26,044
    Redeemed                               (10,009)               (13,882)               (25,231)               (52,827)
    Reinvested from Dividends                   --                     --                     --                     --
                                        ---------------------------------------     --------------------------------------
    Net Increase (Decrease) in Shares       (9,689)               (12,825)               (10,667)               (26,783)
                                        ---------------------------------------     --------------------------------------

Investment Quality Bond
    Issued                                  13,008                 17,605                 75,414                138,435
    Redeemed                               (24,732)                (9,219)              (154,816)              (113,344)
    Reinvested from Dividends                  997                  1,437                  5,510                  7,011
                                        ---------------------------------------     --------------------------------------
    Net Increase (Decrease) in Shares      (10,727)                 9,823                (73,892)                32,102
                                        ---------------------------------------     --------------------------------------

Municipal Bond
    Issued                                  12,538                     --                  5,321                 56,700
    Redeemed                                  (913)                (1,509)               (50,979)               (39,835)
    Reinvested from Dividends                   33                     77                  1,048                    910
                                        ---------------------------------------     --------------------------------------
    Net Increase (Decrease) in Shares       11,658                 (1,432)               (44,610)                17,775
                                        ---------------------------------------     --------------------------------------

U.S. Government Money Market
    Issued                                 150,703                151,508              1,879,024              1,230,033
    Redeemed                               (56,267)              (164,005)              (369,642)            (4,061,683)
    Reinvested from Dividends                   23                    864                    331                 12,699
                                        ---------------------------------------     --------------------------------------
    Net Increase (Decrease) in Shares       94,459                (11,634)             1,509,713             (2,818,950)
                                        ---------------------------------------     --------------------------------------

NOTES TO FINANCIAL STATEMENTS


5. FEDERAL TAX INFORMATION

During the year ended August 31, 2002, as a result of permanent book to tax differences, the Portfolios incurred differences that affected undistributed net investment income (loss), accumulated net realized gain (loss) on investments and aggregate paid in capital by the amounts in the table that follows. Net assets were not affected by this reclassification.

                                             INCREASE                  INCREASE
                                            (DECREASE)                (DECREASE)             INCREASE
                                           UNDISTRIBUTED             ACCUMULATED            (DECREASE)
                                           NET INVESTMENT            NET REALIZED            PAID IN
                                              INCOME                    GAIN                 CAPITAL
                                           --------------           -------------           ---------
Large Capitalization Value Portfolio       $ (7,397)                  $88,903                $(81,506)
Large Capitalization Growth Portfolio       398,343                       (63)               (398,280)
Small Capitalization Portfolio              121,756                     3,409                (125,165)
International Equity Portfolio               19,149                       --                  (19,149)
Investment Quality Bond Portfolio            16,742                   (16,742)                   --
Municipal Bond Portfolio                      4,163                    (4,163)                   --
U.S. Government Money Market Portfolio      108,274                    (4,478)               (103,796)

The tax character of dividends and distributions paid during the year ended August 31, 2002 were as follows:

                                            ORDINARY           LONG-TERM        TAX EXEMPT
                                             INCOME           CAPITAL GAIN       INCOME             TOTAL
                                           ----------         ----------        ----------        ----------
Large Capitalization Value Portfolio       $2,717,336         $5,117,452        $       --        $7,834,788
Large Capitalization Growth Portfolio             --             194,366                --           194,366
Small Capitalization Portfolio             4,306,519             464,137                --         4,770,656
International Equity Portfolio                    --                 --                 --              --
Investment Quality Bond Portfolio          1,524,514              88,905                --         1,613,419
Municipal Bond Portfolio                          --              17,369           310,487           327,856
U.S. Government Money Market Portfolio       567,366                --                  --           567,366

As of August 31, 2002, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                      UNDISTRIBUTED  UNDISTRIBUTED     CAPITAL                 POST-OCTOBER  UNREALIZED             TOTAL
                        ORDINARY      LONG-TERM         LOSS      POST-OCTOBER   CURRENCY   APPRECIATION    DISTRIBUTABLE EARNINGS
                        INCOME       CAPITAL GAIN   CARRYFORWARDS     LOSSES     LOSSES    (DEPRECIATION)   (ACCUMULATED EARNINGS)
                      ------------------------------------------------------------------------------------------------------------
Large Capitalization
 Value Portfolio        $    --       $     --       $     --     $(15,601,775)  $   --    $ (7,278,422)        $ (22,880,197)
Large Capitalization
 Growth Portfolio            --             --        (8,141,985)  (13,104,940)      --      (2,948,679)          (24,195,604)
Small Capitalization
 Portfolio                   --        2,039,788           --            --          --      (1,336,130)              703,658
International Equity
 Portfolio                   --             --        (2,295,338)  (2,304,077)       --      (5,926,664)          (10,526,079)
Investment Quality Bond
 Portfolio                   --          252,401          --             --          --       1,582,814             1,835,215
Municipal Bond Portfolio     --            1,757          --             --          --         275,247               277,004
U.S. Government Money
 Market Portfolio            --             --            --             --          --           --                     --


For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. The Portfolios' capital loss carryforwards will expire between August 31, 2009 and August 31, 2010.

Post -October losses represent losses realized on investments and foreign currency transactions occurring after October 31, 2001 that, in accordance with Federal income tax regulations, the Portfolios have elected to defer and treat as having arisen in the following fiscal year.

NOTES TO FINANCIAL STATEMENTS

6. FUND ACQUISITIONS

     As of the close of business on January 24, 2003, the U.S. Government Money Market Portfolio acquired all the net assets of the Orbitex Cash Reserves Fund pursuant to a plan of reorganization approved by the shareholders of the Orbitex Cash Reserves Fund on January 3, 2003. The details of which are shown below:


                                   AT CLOSE OF BUSINESS JANUARY 24, 2003

                                             U.S. Government
                            Cash Reserves      Money Market
                               Fund         Portfolio - Class I    Merged Assets
                            -------------   -------------------   --------------
Net Assets                     $5,278,640           $29,432,845      $34,711,485
Shares Outstanding              5,278,640           29,523,240        34,801,880
Net Asset Value Per Share           $1.00                $1.00             $1.00


       As of the close of business on January 24, 2003, the Large Capitalization Value Portfolio acquired all the net assets of the Orbitex Focus 30 Fund pursuant to a plan of reorganization approved by the shareholders of the Orbitex Focus 30 Fund on January 3, 2003. The acquisition was completed by a tax-free exchange, the details of which are shown below:

                                                              AT CLOSE OF BUSINESS JANUARY 24, 2003

                                               Focus 30                Large Capitalization
                                               Fund - Class A          Value Portfolio - Class I     Merged Assets
Net Assets                                     $  294,433                    $49,933,638              $50,228,071
Unrealized Appreciation (depreciation).......  $ (399,722)                   $(4,794,816)             $(5,194,538)
Shares Outstanding                                 30,383                      4,021,739                4,045,453
Net Asset Value Per Share                           $9.69                         $12.42                   $12.42

                                               Focus 30                Large Capitalization
                                               Fund - Class B          Value Portfolio - Class B     Merged Assets

Net Assets                                        $1,701,814                     $446,145              $2,147,959
Unrealized Appreciation (depreciation).......     $ (621,466)                   $(102,907)              $(724,373)
Shares Outstanding                                   179,161                       37,189                 179,046
Net Asset Value Per Share                              $9.50                       $12.00                  $12.00

                                               Focus 30                Large Capitalization
                                               Fund - Class D          Value Portfolio - Class I*    Merged Assets

Net Assets                                       $4,834,800                   $50,228,071              $55,062,871
Unrealized Appreciation (depreciation).......      $237,657                   $(5,194,538)             $(4,956,881)
Shares Outstanding                                  494,082                     4,045,453                4,434,866
Net Asset Value Per Share                             $9.79                        $12.42                   $12.42

* Amounts include Focus 30 Fund Class A assets merged into Large
Capitalization Value Portfolio Class I Shares.

     FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    INCOME FROM                                      DIVIDENDS AND
                                               INVESTMENT OPERATIONS                              DISTRIBUTIONS RATIOS
                                       ------------------------------------                ----------------------------------
                                                                    Net                                  Distributions
                                                                 Realized                  Dividends        to
                                                                    And                    to            Shareholders  Net
                                        Net Asset       Net     Unrealized    Total        Shareholders  From Net      Asset
                                          Value,    Investment  Gain (Loss)   From         From Net      Realized      Value,
                                       Beginning     Income         on        Investment   Investment    Gains on      End of
                                       of Period     (Loss)     Investments   Operations   Income        Investments   Period
LARGE CAPITALIZATION VALUE
PORTFOLIO (CLASS I)
SIX MONTHS ENDED
FEBRUARY 28, 2003 (3)                   $   13.02     $0.01    $  (1.02)    $  (1.01)        --              --        $ 12.01
YEAR ENDED AUGUST 31, 2002                  19.27      0.03       (4.63)       (4.60)     $ (0.04)       $  (1.61)       13.02
YEAR ENDED AUGUST 31, 2001                  18.51      0.06        1.27         1.33        (0.11)          (0.46)       19.27
YEAR ENDED AUGUST 31, 2000                  20.59      0.12       (0.23)       (0.11)       (0.17)          (1.80)       18.51
YEAR ENDED AUGUST 31, 1999                  18.15      0.13        3.40         3.53        (0.09)          (1.00)       20.59
YEAR ENDED AUGUST 31, 1998                  18.57      0.14        0.07         0.21        (0.39)          (0.24)       18.15


                                                                                RATIOS
                                                               ---------------------------------------
                                                               Ratio of
                                                 Net           Net           Ratio of Net
                                                 Assets,       Operating     Investment
                                                 End of        Expenses      Income (Loss)   Portfolio
                                  Total          Period        To Average    To Average      Turnover
                                  Return*       (000's)        Net Assets    Net Assets        Rate
SIX MONTHS ENDED
FEBRUARY 28, 2003 (3)               (7.76)%   $  52,29           1.87%(1,2)    0.16%(1)         49%
YEAR ENDED AUGUST 31, 2002         (26.20)%     57,694           1.42%(1)      0.28 (1)         84%
YEAR ENDED AUGUST 31, 2001           7.25%      76,543           1.24%(1)      0.32 (1)         86%
YEAR ENDED AUGUST 31, 2000          (0.49)%     75,516           1.02%(1)      0.68 (1)         90%
YEAR ENDED AUGUST 31, 1999          19.84%      78,484           1.10%(1)      0.84 (1)         67%
YEAR ENDED AUGUST 31, 1998           0.96%       2,641           1.30%(1)      0.69 (1)         54%


(1) During the six months ended February 28, 2003 and the fiscal years ended August 31, 2001 and August 31, 2000, Orbitex-Saratoga Capital Management, LLC did not waive any of its management fees. During the fiscal years ended August 31, 2002, August 31, 1999 and August 31, 1998, Orbitex-Saratoga Capital Management, LLC waived a portion of its management fees. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income
(loss) to average daily net assets would have been 1.87% and 0.16% respectively, for the six months ended February 28, 2003, 1.54% and 0.16% respectively, for the year ended August 31, 2002, 1.24% and 0.32% respectively, for the year ended August 31, 2001, 1.02% and 0.68% respectively, for the year ended August 31, 2000, 1.12% and 0.86% respectively, for the year ended August 31, 1999, and 1.39% and 0.60%, respectively for the year ended August 31, 1998.
(2) Annualized.
(3) Unaudited.

                                                    INCOME FROM                                      DIVIDENDS AND
                                               INVESTMENT OPERATIONS                              DISTRIBUTIONS RATIOS
                                       ------------------------------------                ----------------------------------
                                                                    Net                                  Distributions
                                                                 Realized                  Dividends        to
                                                                    And                    to            Shareholders  Net
                                        Net Asset       Net     Unrealized    Total        Shareholders  From Net      Asset
                                          Value,    Investment  Gain (Loss)   From         From Net      Realized      Value,
                                       Beginning     Income         on        Investment   Investment    Gains on      End of
                                       of Period     (Loss)     Investments   Operations   Income        Investments   Period
LARGE CAPITALIZATION
GROWTH PORTFOLIO (CLASS I)

SIX MONTHS ENDED
FEBRUARY 28, 2003 (3)                   $ 11.38  $   (0.05)     $  (0.90)     $  (0.95)       -               -        $10.43
YEAR ENDED AUGUST 31, 2002                15.12      (0.10)        (3.60)        (3.70)       -           $ (0.04)      11.38
YEAR ENDED AUGUST 31, 2001                33.61      (0.09)       (15.22)       (15.31)       -             (3.18)      15.12
YEAR ENDED AUGUST 31, 2000                26.98      (0.11)         8.40          8.29        -             (1.66)      33.61
YEAR ENDED AUGUST 31, 1999                17.83      (0.09)         9.65          9.56        -             (0.41)      26.98
YEAR ENDED AUGUST 31, 1998                17.87      (0.07)         0.81          0.74        -             (0.78)      17.83

                                                                                 RATIOS
                                                                ---------------------------------------
                                                                 Ratio of
                                                 Net               Net        Ratio of Net
                                                 Assets,        Operating     Investment
                                                 End of         Expenses      Income (Loss)   Portfolio
                                   Total         Period         To Average    To Average      Turnover
                                   Return*       (000's)        Net Assets    Net Assets        Rate

SIX MONTHS ENDED
FEBRUARY 28, 2003 (3)              (8.35)%     $ 35,559          1.95%(1,2)     (0.94)%(1,2)     34%
YEAR ENDED AUGUST 31, 2002        (24.78)%       44,238          1.40%(1)       (0.56)%(1)       32%
YEAR ENDED AUGUST 31, 2001        (48.49)%       70,129          1.24%(1)       (0.56)%(1)       36%
YEAR ENDED AUGUST 31, 2000         31.45%       142,600          0.89%(1)       (0.35)%(1)       33%
YEAR ENDED AUGUST 31, 1999         54.03%       115,586          1.02%(1)       (0.36)%(1)       39%
YEAR ENDED AUGUST 31, 1998          3.91%        66,537          1.18%(1)       (0.34)%(1)       45%


(1) During the six months ended February 28, 2003, Orbitex-Saratoga Capital Management, LLC did not waive any of its management fees. During the fiscal years ended August 31, 2002, August 31, 2001, August 31, 2000, August 31, 1999 and August 31, 1998, Orbitex-Saratoga Capital Management, LLC waived a portion of its management fees. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.96% and (0.96%) respectively, for the six months ended February 28, 2003, 1.56% and (0.72%) respectively, for the year ended August 31, 2002, 1.30% and (0.56%) respectively, for the year ended August 31, 2001, 0.94% and (0.31%) respectively, for the year ended August 31, 2000, 1.02% and (0.36%) respectively, for the year ended August 31, 1999, and 1.25% and (0.41%), respectively for the year ended August 31, 1998.
(2) Annualized.
(3) Unaudited.


FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    INCOME FROM                                      DIVIDENDS AND
                                               INVESTMENT OPERATIONS                              DISTRIBUTIONS RATIOS
                                       ------------------------------------                ----------------------------------
                                                                    Net                                  Distributions
                                                                 Realized                  Dividends        to
                                                                    And                    to            Shareholders  Net
                                        Net Asset       Net     Unrealized    Total        Shareholders  From Net      Asset
                                          Value,    Investment  Gain (Loss)   From         From Net      Realized      Value,
                                       Beginning     Income         on        Investment   Investment    Gains on      End of
                                       of Period     (Loss)     Investments   Operations   Income        Investments   Period
SMALL CAPITALIZATION
PORTFOLIO (CLASS I)
SIX MONTHS ENDED
FEBRUARY 28, 2003(3)                 $   10.26    $  (0.03)    $  (0.52)      $  (0.55)        -         $  (0.82)  $    8.89
YEAR ENDED AUGUST 31, 2002               12.04       (0.04)       (0.56)         (0.60)        -            (1.18)      10.26
YEAR ENDED AUGUST 31, 2001               12.90       (0.01)        0.30           0.29         -            (1.15)      12.04
YEAR ENDED AUGUST 31, 2000               10.10       (0.04)        2.96           2.92         -            (0.12)      12.90
YEAR ENDED AUGUST 31, 1999                9.82       (0.05)        3.02           2.97         -            (2.69)      10.10
YEAR ENDED AUGUST 31, 1998               15.05       (0.10)       (4.20)         (4.30)        -            (0.93)       9.82

                                                                                 RATIOS
                                                                ---------------------------------------
                                                                 Ratio of
                                                 Net               Net        Ratio of Net
                                                 Assets,        Operating     Investment
                                                 End of         Expenses      Income (Loss)   Portfolio
                                   Total         Period         To Average    To Average      Turnover
                                   Return*       (000's)        Net Assets    Net Assets        Rate

SIX MONTHS ENDED
FEBRUARY 28, 2003(3)                (5.76)%      $24,148          1.93%(1,2)    (0.54)%(1,2)      12%
YEAR ENDED AUGUST 31, 2002          (5.43)%       29,037          1.40%(1)      (0.24)%(1)        17%
YEAR ENDED AUGUST 31, 2001           3.40%        46,249          1.30%(1)      (0.15)%(1)        96%
YEAR ENDED AUGUST 31, 2000          29.41%        48,275          1.25%(1)      (0.37)%(1)        59%
YEAR ENDED AUGUST 31, 1999          34.91%        38,225          1.21%(1)      (0.60)%(1)        32%
YEAR ENDED AUGUST 31, 1998         (30.64)%       23,235          1.28%(1)      (0.63)%(1)        96%

(1) During the six months ended February 28, 2003, Orbitex-Saratoga Capital Management, LLC did not waive any of its management fees. During the fiscal years ended August 31, 2002, August 31, 2001, August 31, 2000, August 31, 1999 and August 31, 1998, Orbitex-Saratoga Capital Management, LLC waived a portion of its management fees. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.94% and (0.54%) respectively, for the six months ended February 28, 2003, 1.59% and (0.43%) respectively, for the year ended August 31, 2002, 1.46% and (0.31%) respectively, for the year ended August 31, 2001, 1.26% and (0.33%) respectively, for the year ended August 31, 2000, 1.31% and (0.70%) respectively, for the year ended August 31, 1999, and 1.44% and 0.98%, respectively for the year ended August 31, 1998.
(2) Annualized.
(3) Unaudited.

                                                    INCOME FROM                                      DIVIDENDS AND
                                               INVESTMENT OPERATIONS                              DISTRIBUTIONS RATIOS
                                       ------------------------------------                ----------------------------------
                                                                    Net                                  Distributions
                                                                 Realized                  Dividends        to
                                                                    And                    to            Shareholders  Net
                                        Net Asset       Net     Unrealized    Total        Shareholders  From Net      Asset
                                          Value,    Investment  Gain (Loss)   From         From Net      Realized      Value,
                                       Beginning     Income         on        Investment   Investment    Gains on      End of
                                       of Period     (Loss)     Investments   Operations   Income        Investments   Period
INTERNATIONAL EQUITY
PORTFOLIO (CLASS I)
SIX MONTHS ENDED
FEBRUARY 28, 2003(3)                    $ 7.08      $ (0.05)     $ (0.83)     $  (0.88)         --             --      $   6.20
YEAR ENDED AUGUST 31, 2002                9.07        (0.01)       (1.98)        (1.99)         --             --          7.08
YEAR ENDED AUGUST 31, 2001               15.65        (0.04)       (5.29)        (5.33)         --        $  (1.25)        9.07
YEAR ENDED AUGUST 31, 2000               13.18        (0.01)        2.74          2.73    $  (0.08)          (0.18)       15.65
YEAR ENDED AUGUST 31, 1999               10.92         0.11         2.25          2.36       (0.10)            --         13.18
YEAR ENDED AUGUST 31, 1998               10.74         0.13         0.09          0.22       (0.04)            --         10.92

                                                                                RATIOS
                                                                ---------------------------------------
                                                                 Ratio of
                                                 Net               Net        Ratio of Net
                                                 Assets,        Operating     Investment
                                                 End of         Expenses      Income (Loss)   Portfolio
                                   Total         Period         To Average    To Average      Turnover
                                   Return*       (000's)        Net Assets    Net Assets        Rate

SIX MONTHS ENDED
FEBRUARY 28, 2003(3)              (12.43)%     $   15,921          2.30%(1,2)   (1.46)%(1,2)     27%
YEAR ENDED AUGUST 31, 2002        (22.20)%         13,489          1.60%(1)     (0.06)%(1)       24%
YEAR ENDED AUGUST 31, 2001        (36.08)%         22,020          1.40%(1)     (0.33)%(1)       45%
YEAR ENDED AUGUST 31, 2000         20.72%          35,887          1.28%(1)     (0.08)%(1)       45%
YEAR ENDED AUGUST 31, 1999         21.70%          28,743          1.45%(1)      1.00%(1)        46%
YEAR ENDED AUGUST 31, 1998          2.08%          18,967          1.40%(1)      1.14%(1)        58%



(1) During the six months ended February 28, 2003 and the fiscal year ended August 31, 2000, Orbitex-Saratoga Capital Management, LLC did not waive any of its management fees. During the fiscal years ended August 31, 2002, August 31, 2001, August 31, 1999 and August 31, 1998, Orbitex-Saratoga Capital Management, LLC waived a portion of its management fees. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 2.37% and (1.53%) respectively, for the six months ended February 28, 2003, 2.09% and (0.55%) respectively, for the year ended August 31, 2002, 1.67% and (0.60%) respectively, for the year ended August 31, 2001, 1.45% and 0.08% respectively, for the year ended August 31, 2000, 1.49% and 1.04% respectively, for the year ended August 31, 1999, and 1.96% and 0.59%, respectively for the year ended August 31, 1998.
(2) Annualized.
(3) Unaudited.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     INCOME FROM                                      DIVIDENDS AND
                                               INVESTMENT OPERATIONS                              DISTRIBUTIONS RATIOS
                                       ------------------------------------                ----------------------------------
                                                                    Net                                  Distributions
                                                                 Realized                  Dividends        to
                                                                    And                    to            Shareholders  Net
                                        Net Asset       Net     Unrealized    Total        Shareholders  From Net      Asset
                                          Value,    Investment  Gain (Loss)   From         From Net      Realized      Value,
                                       Beginning     Income         on        Investment   Investment    Gains on      End of
                                       of Period     (Loss)     Investments   Operations   Income        Investments   Period
INVESTMENT QUALITY
BOND PORTFOLIO (CLASS I)
SIX MONTHS ENDED
FEBRUARY 28, 2003(3)                    $   10.71   $  0.16       $   0.20     $  0.36     $ (0.16)       $  (0.24)    $ 10.67
YEAR ENDED AUGUST 31, 2002                  10.43      0.48           0.33        0.81       (0.51)          (0.02)      10.71
YEAR ENDED AUGUST 31, 2001                   9.90      0.51           0.53        1.04       (0.51)            --        10.43
YEAR ENDED AUGUST 31, 2000                   9.88      0.54           0.02        0.56       (0.54)            --         9.90
YEAR ENDED AUGUST 31, 1999                  10.29      0.49          (0.35)       0.14       (0.49)          (0.06)       9.88
YEAR ENDED AUGUST 31, 1998                  10.09      0.50           0.21        0.71       (0.50)          (0.01)      10.29


                                                                                RATIOS
                                                                ---------------------------------------
                                                                 Ratio of
                                                 Net               Net        Ratio of Net
                                                 Assets,        Operating     Investment
                                                 End of         Expenses      Income (Loss)   Portfolio
                                   Total         Period         To Average    To Average      Turnover
                                   Return*       (000's)        Net Assets    Net Assets        Rate
SIX MONTHS ENDED
FEBRUARY 28, 2003(3)                3.46%       $33,263         1.40%(1,2)    2.96%(1,2)        28%
YEAR ENDED AUGUST 31, 2002          8.07%        30,847         1.24%(1)      4.85%(1)          46%
YEAR ENDED AUGUST 31, 2001         10.70%        40,464         1.09%(1)      4.92%(1)          52%
YEAR ENDED AUGUST 31, 2000          5.83%        33,199         1.11%(1)      5.47%(1)          52%
YEAR ENDED AUGUST 31, 1999          1.33%        41,070         1.05%(1)      4.85%(1)          62%
YEAR ENDED AUGUST 31, 1998          7.21%        35,724         1.19%(1)      4.86%(1)          44%



(1) During the fiscal year ended August 31, 2001 and August 31, 2000 Orbitex-Saratoga Capital Management, LLC did not waive any of its management fees. During the six months ended February 28, 2003 and the fiscal years ended August 31, 2002, August 31, 1999 and August 31, 1998, Orbitex-Saratoga Capital Management, LLC waived a portion of its management fees. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income
(loss) to average daily net assets would have been 1.57% and 2.79% respectively, for the six months ended February 28, 2003, 1.46% and 4.63% respectively, for the year ended August 31, 2002, 1.24% and 4.92% respectively, for the year ended August 31, 2001, 1.16% and 5.51% respectively, for the year ended August 31, 2000, 1.06% and 4.86% respectively, for the year ended August 31, 1999, and 1.37% and 4.96% respectively, for the year ended August 31, 1998.
(2) Annualized.
(3) Unaudited.

                                                     INCOME FROM                                      DIVIDENDS AND
                                               INVESTMENT OPERATIONS                              DISTRIBUTIONS RATIOS
                                       ------------------------------------                ----------------------------------
                                                                    Net                                  Distributions
                                                                 Realized                  Dividends        to
                                                                    And                    to            Shareholders  Net
                                        Net Asset       Net     Unrealized    Total        Shareholders  From Net      Asset
                                          Value,    Investment  Gain (Loss)   From         From Net      Realized      Value,
                                       Beginning     Income         on        Investment   Investment    Gains on      End of
                                       of Period     (Loss)     Investments   Operations   Income        Investments   Period
MUNICIPAL BOND
PORTFOLIO (CLASS I)
SIX MONTHS ENDED
FEBRUARY 28, 2003(3)                  $   10.63     $   0.17       $   0.11     $   0.28    $  (0.18)   $  (0.11)   $   10.62
YEAR ENDED AUGUST 31, 2002                10.65         0.39           0.02         0.41       (0.41)      (0.02)       10.63
YEAR ENDED AUGUST 31, 2001                10.09         0.42           0.56         0.98       (0.42)      --           10.65
YEAR ENDED AUGUST 31, 2000                10.00         0.43           0.15         0.58       (0.43)      (0.06)       10.09
YEAR ENDED AUGUST 31, 1999                10.72         0.42          (0.68)       (0.26)      (0.42)      (0.04)       10.00
YEAR ENDED AUGUST 31, 1998                10.33         0.43           0.42         0.85       (0.44)      (0.02)       10.72

                                                                                RATIOS
                                                                ---------------------------------------
                                                                 Ratio of
                                                 Net               Net        Ratio of Net
                                                 Assets,        Operating     Investment
                                                 End of         Expenses      Income (Loss)   Portfolio
                                   Total         Period         To Average    To Average      Turnover
                                   Return*       (000's)        Net Assets    Net Assets        Rate
SIX MONTHS ENDED
FEBRUARY 28, 2003(3)                2.66%       $ 7,010          1.40%(1,2)     3.36%(1,2)        4%
YEAR ENDED AUGUST 31, 2002          4.01%         9,681          1.27%(1)       3.95%(1)         48%
YEAR ENDED AUGUST 31, 2001          9.96%        11,874          1.20%(1)       4.08%(1)         21%
YEAR ENDED AUGUST 31, 2000          6.08%        10,021          1.20%(1)       4.43%(1)         12%
YEAR ENDED AUGUST 31, 1999        (2.55)%        11,556          1.20%(1)       3.96%(1)         23%
YEAR ENDED AUGUST 31, 1998          8.42%         9,794          1.20%(1)       4.07%(1)         18%

(1) During the six months ended February 28, 2003 and the fiscal years ended August 31, 2002, August 31, 2001, August 31, 2000, August 31, 1999 and August 31, 1998, Orbitex-Saratoga Capital Management, LLC waived a portion of its management fees. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 2.36% and 2.40% respectively, for the six months ended February 28, 2003, 2.40% and 2.82% respectively, for the year ended August 31, 2002, 1.74% and 4.08% respectively, for the year ended August 31, 2001, 1.62% and 4.01% respectively, for the year ended August 31, 2000, 1.68% and 4.54% respectively, for the year ended August 31, 1999, and 2.15% and 3.12% respectively, for the year ended August 31, 1998.
(2) Annualized.
(3) Unaudited.

                          THE SARATOGA ADVANTAGE TRUST



                 PRIVACY POLICY FOR THE SARATOGA ADVANTAGE TRUST

The Saratoga Advantage Trust ("Saratoga") respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is the information we collect from you on applications or other forms, from your activities on our website, and from the transactions you make with us, our affiliates, or third parties. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. Specifically, so that we may continue to offer you investment products and services to help you meet your investing needs, and to effect transactions that you request or authorize, we may disclose the nonpublic personal information we collect to companies that perform services on our behalf, such as Saratoga's transfer agent, or printers and mailers that assist us in the distribution of investor materials. These companies are instructed to use this information only for the services for which we hired them and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.